UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
			811-4927; 811-4623; 811--3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
September 30, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                         Value
-------------------------------------------------------------------------------------------------------------------
             MUNICIPAL INVESTMENTS- 103.3%
             Alabama--3.5%
      $500M  Mobile Industrial Dev. Board Facs. Rev. Bonds,
                  VR, 1.68% (CO; Kimberly-Clark Corp.)                                                     $500,000
-------------------------------------------------------------------------------------------------------------------
             Alaska--3.5%
       500M  Valdez Marine Term. Rev. Bonds Exxon Pipeline Co. Proj.,
                  VR, 1.65% (CO; ExxonMobil Corp.)                                                          500,000
-------------------------------------------------------------------------------------------------------------------
             Arizona--3.6%
       300M  Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds,
                  VR, 1.72% (Fannie Mae Liquidity Fac.)                                                     300,000
       225M  Lake Havasu City Excise Tax Rev. Bonds, 4%, 6/1/2005
                  (AMBAC Ins.)                                                                              228,607
-------------------------------------------------------------------------------------------------------------------
                                                                                                            528,607
-------------------------------------------------------------------------------------------------------------------
             Colorado--4.8%
       700M  Colorado Hsg. & Fin. Auth. Rev. Bonds, VR, 1.68%
                  (Fannie Mae Collateral Agreement)                                                         700,000
-------------------------------------------------------------------------------------------------------------------
             Connecticut--2.1%
       300M  Stratford GO Bonds, 2 1/2%, 2/15/2005 (FSA Ins.)                                               301,303
-------------------------------------------------------------------------------------------------------------------
             District of Columbia--4.3%
       315M  District of Columbia Rev. Bonds Catholic Univ. of America,
                  5 1/2%, 10/1/2005 (AMBAC Ins.)                                                            326,913
       300M  District of Columbia Rev. Bonds National Academy of Science,
                  4%, 1/1/2005 (AMBAC Ins.)                                                                 302,201
-------------------------------------------------------------------------------------------------------------------
                                                                                                            629,114
-------------------------------------------------------------------------------------------------------------------
             Florida--9.2%
       600M  Hillsborough County Aviation Auth. Rev., VR, 1.71%                                             600,000
                  (LOC; General Electric Capital Corp.)
       475M  Tampa Occupational Lic. Tax Rev. Bonds, 3 1/2%, 10/1/2004 (FGIC Ins.)                          475,000
       250M  Venice Health Facs. Rev. Bonds Venice Hosp., 5.6%, 12/1/2004*
                  (U.S. Govt. Securities)                                                                   256,847
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,331,847
-------------------------------------------------------------------------------------------------------------------
             Georgia--9.3%
       300M  Fulton County Hsg. Auth. Multi-Family Hsg. Rev.,
                  VR, 1.68% (LOC; Fannie Mae)                                                               300,000
       650M  Roswell Housing Auth. Multi-Family, VR, 1.69% (Fannie Mae Liquidity Fac.)                      650,000
       400M  Whitfield County Residential Care Facs. Auth. Rev. Bonds,
                  VR, 1.7% (LOC; Wachovia Bank)                                                             400,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,350,000
-------------------------------------------------------------------------------------------------------------------
             Kentucky--7.6%
       600M  Fort Mitchell Kentucky League of Cities Funding Lease Prog. Rev. Bonds,
                  VR, 1.53% (LOC; U.S. Bank, NA)                                                            600,000
       500M  Newport League of Cities Lease Rev. Bonds, VR, 1.53%
                  (LOC; U.S. Bank, NA)                                                                      500,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,100,000
-------------------------------------------------------------------------------------------------------------------
             Maine--2.2%
       320M  University of Maine System Rev. Bonds, 4%, 3/1/2005 (FSA Ins.)                                 323,446
-------------------------------------------------------------------------------------------------------------------
             Massachusetts--1.4%
       200M  Massachusetts State GO Bonds, 6 3/4%, 11/1/2004*
                  (U.S. Govt. Securities) (FGIC Ins.)                                                       202,908
-------------------------------------------------------------------------------------------------------------------
             Nebraska--2.3%
             Nebraska Public Power District Rev. Bonds Power Supply System:
       100M       Series "A", 5%, 1/1/2005* (U.S. Govt. Securities)
                       (MBIA Ins.)                                                                          101,890
       230M       Series "A", 5 1/4%, 1/1/2005* (U.S. Govt. Securities)
                       (MBIA Ins.)                                                                          234,589
-------------------------------------------------------------------------------------------------------------------
                                                                                                            336,479
-------------------------------------------------------------------------------------------------------------------
             New Jersey--10.5%
       305M  Franklin Township Somerset Cnty. GO Bonds, 1 5/8%, 11/1/2004
                  (FSA Ins.)                                                                                305,082
       700M  New Jersey Health Care Facs. Fing. Auth. Rev. Bonds, VR, 1.67%
                  (LOC; JPMorgan Chase & Co.)                                                               700,000
       500M  New Jersey State Transportation Trust Fund Auth. Rev. Bonds,
                  6%, 6/15/2005 (MBIA Ins.)                                                                 515,515
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,520,597
-------------------------------------------------------------------------------------------------------------------
             New York--2.8%
       400M  New York GO Bonds, VR, 1.66% (LOC; JPMorgan Chase & Co.)                                       400,000
-------------------------------------------------------------------------------------------------------------------
             Ohio--8.8%
       800M  Lucas County Facs. Improvement Rev. Bonds, VR, 1.51%
                  (LOC; Fifth Third Bank)                                                                   800,000
       468M  Warren County Health Care Facs. Rev. Bonds, VR, 1.73%
                  (LOC; Fifth Third Bank)                                                                   468,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,268,000
-------------------------------------------------------------------------------------------------------------------
             Oregon--2.8%
       260M  Washington County Clean Water Serv. Sewer Rev. Bonds,
                  2%, 10/1/2004 (MBIA Ins.)                                                                 260,000
       150M  Washington County Unified Sewer Agy. Sewer Rev. Bonds,
                  5.8%, 10/1/2004* (U.S. Govt. Securities) (AMBAC Ins.)                                     150,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                            410,000
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania--2.4%
       350M  Delaware County Industrial Dev. Auth. Airport Facs. Rev.,
                  VR, 1.61% (CO; United Parcel Service, Inc.)                                               350,000
-------------------------------------------------------------------------------------------------------------------
             Tennessee--4.1%
       600M  Clarksville Public Bldg. Auth. Rev. Bonds Tennessee Municipal
                  Bldg. Fund, VR, 1.76% (LOC; Bank of America)                                              600,000
-------------------------------------------------------------------------------------------------------------------
             Texas--3.7%
       285M  Tarrant County Housing Rev. Bonds, VR, 1.68%
                  (Fannie Mae Collateral Agreement)                                                         285,000
       240M  Trinity River Auth. Ten Mile Creek System Rev. Bonds,
                  4%, 8/1/2005 (AMBAC Ins.)                                                                 244,913
-------------------------------------------------------------------------------------------------------------------
                                                                                                            529,913
-------------------------------------------------------------------------------------------------------------------
             Virginia--2.8%
       400M  Alexandria Industrial Dev. Auth. Rev. Bonds,
                 VR, 1.7% (LOC; Bank of America)                                                            400,000
-------------------------------------------------------------------------------------------------------------------
             Washington--7.5%
       200M  Lake Tapps Parkway Properties Special Rev. Bonds, VR,
                  1.73% (LOC; U.S. Bank, NA)                                                                200,000
       290M  Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs. Proj.,
                  VR, 1.74% (LOC; U.S. Bank, NA)                                                            290,000
       185M  Snohomish County School Dist. No. 016 Arlington GO Bonds,
                  2%, 12/1/2004 (FSA Ins.)                                                                  185,291
       125M  Whatcom County School Dist. No. 507 Mt. Baker GO Bonds,
                  2%, 12/1/2004 (FSA Ins.)                                                                  125,144
       280M  Yakima Water & Sewer Rev. Bonds, 2%, 11/1/2004 (FGIC Ins.)                                     280,204
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,080,639
-------------------------------------------------------------------------------------------------------------------
             Wisconsin--4.1%
       600M  Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds,
                  VR, 1.64% (LOC; JPMorgan Chase & Co.)                                                     600,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,962,853)+                                     103.3%      14,962,853
Excess of Liabilities Over Other Assets                                                       (3.3)        (472,307)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%     $14,490,546
===================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at September 30, 2004. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

    Principal
       Amount   Security                                                                                       Value
--------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.8%
                Alabama--4.8%
       $1,000M  Auburn University General Fee Rev. 3% 6/1/2007                                            $1,025,000
        1,000M  Birmingham Series "A" 5 1/2% 4/1/2013                                                      1,146,250
        1,145M  Jefferson County School Warrants GO 5% 4/1/2009                                            1,256,638
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,427,888
--------------------------------------------------------------------------------------------------------------------
                Arizona--8.4%
        3,500M  Arizona School Facilities Rev. Series "A" 5% 7/1/2008                                      3,828,125
                University of Arizona COP Series "A":
        1,000M      4 1/8% 6/1/2007                                                                        1,053,750
        1,000M      5 1/4% 6/1/2009                                                                        1,113,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,995,625
--------------------------------------------------------------------------------------------------------------------
                Arkansas--1.5%
        1,000M  Beaver Water District Benton & Washington Counties Water Rev.
                    4% 11/15/2009                                                                          1,056,250
--------------------------------------------------------------------------------------------------------------------
                California--1.6%
        1,000M  California State Dept. Wtr. Pwr. Supply Rev. 5 1/4% 5/1/2010                               1,115,000
--------------------------------------------------------------------------------------------------------------------
                Colorado--1.5%
        1,000M  Pueblo County School Dist. #60 GO (Pueblo) 5% 12/15/2010                                   1,108,750
--------------------------------------------------------------------------------------------------------------------
                Connecticut--4.5%
        1,000M  Hamden GO  5% 7/15/2011                                                                    1,112,500
        1,000M  New Haven Series "A" GO 4% 11/1/2007                                                       1,053,750
        1,000M  Waterbury GO  4 1/2% 2/1/2006                                                              1,036,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,202,500
--------------------------------------------------------------------------------------------------------------------
                District of Columbia--1.5%
        1,000M  District of Columbia COP 5 1/4% 1/1/2010                                                   1,105,000
--------------------------------------------------------------------------------------------------------------------
                Florida--7.6%
        3,000M  Florida State Dept. Env. Prot. Rev. (Florida Forever Series "B")
                   5% 7/1/2008                                                                             3,273,750
        1,000M  Polk County Transportation Rev. 5% 12/1/2010****                                           1,095,000
        1,000M  Tampa Solid Waste Sys. Rev. Series "A" 4.3% 10/1/2007                                      1,058,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,427,500
--------------------------------------------------------------------------------------------------------------------
                Georgia--1.5%
        1,000M  Athens Housing Auth. Lease Rev. (Univ. of Georgia-East Campus)
                    4% 12/1/2009                                                                           1,057,500
--------------------------------------------------------------------------------------------------------------------
                Illinois--2.9%
        1,000M  Chicago O'Hare Intl. Airport Rev. Series "E" 3 1/2% 1/1/2006                               1,020,000
        1,000M  Illinois State Unemployment Rev. Series "A" 5% 12/15/2007                                  1,080,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,100,000
--------------------------------------------------------------------------------------------------------------------
                Indiana--1.6%
        1,000M  New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2020                                  1,133,750
--------------------------------------------------------------------------------------------------------------------
                Kentucky--1.5%
        1,000M  Kentucky Asset/Liability Community Gen. Fund Rev. Series "A"
                  5% 7/15/2009                                                                             1,100,000
--------------------------------------------------------------------------------------------------------------------
                Louisiana--2.3%
        1,000M  Louisiana Pub. Facs. Auth. Rev. 4 1/2% 10/15/2010                                          1,072,500
          500M  New Orleans GO 5 1/8% 12/1/2010                                                              552,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,625,000
--------------------------------------------------------------------------------------------------------------------
                Maine--1.5%
        1,000M  Maine Municipal Bond Bank Series "A" 4 3/4% 11/1/2006                                      1,057,500
--------------------------------------------------------------------------------------------------------------------
                Michigan--8.8%
        1,000M  Brighton Area School District GO Zero Coupon 5/1/2005
                   (prerefunded at $49.325)*                                                                 488,590
                Michigan State Bldg. Auth. Rev. Series "I":
        1,000M     5% 10/15/2007                                                                           1,080,000
        1,000M     5% 10/15/2009                                                                           1,105,000
        2,300M  Rochester Cmnty. School District GO 5% 5/1/2013                                            2,567,375
        1,000M  South Central Power Supply Systems Rev. 5% 11/1/2010                                       1,108,750
 --------------------------------------------------------------------------------------------------------------------
                                                                                                           6,349,715
 --------------------------------------------------------------------------------------------------------------------
                Mississippi--1.5%
        1,000M  Gulfport GO 5% 3/1/2010                                                                    1,102,500
--------------------------------------------------------------------------------------------------------------------
                New Jersey--13.3%
                Jersey City General Obligations:
        1,000M     General Improvement Series "B"  4% 9/1/2006                                             1,040,000
        1,000M     School Improvement Series "B"  5% 3/1/2010                                              1,106,250
                New Jersey Economic Dev. Sch. Facs.:
        1,000M     Series "C" 5% 6/15/2011                                                                 1,110,000
        3,700M     Series "F" 5% 6/15/2011                                                                 4,107,000
        2,000M  New Jersey Trans. Auth. Series "A" 5% 6/15/2009                                            2,197,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,560,750
--------------------------------------------------------------------------------------------------------------------
                New York--8.0%
          150M  New York City GO 5 1/2% 8/1/2012                                                             171,375
                New York State Dormitory Auth. Revenue:
        1,000M     School District Financing Series "E" 5% 10/1/2010                                       1,110,000
        1,000M     Student Hsg. Corp. 5% 7/1/2010                                                          1,111,250
        3,000M  New York State Thwy. Auth. Gen. Hwy. 5 1/4% 4/1/2011                                       3,371,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,763,875
--------------------------------------------------------------------------------------------------------------------
                Ohio--3.0%
        1,000M  Cincinnati City School District GO 4% 12/1/2007                                            1,052,500
        1,000M  Ohio State Bldg. Auth. Facs. Rev. 5 1/2% 10/1/2008                                         1,112,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,165,000
--------------------------------------------------------------------------------------------------------------------
                Oklahoma--.4%
          250M  Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                          281,250
--------------------------------------------------------------------------------------------------------------------
                Oregon--6.3%
        1,000M  Oregon State Facs. Auth. Rev. (Willamette Univ.) Series "A"
                   5% 10/1/2011                                                                            1,115,000
        2,030M  Umatilla County School District #008R (Hermiston) GO  5% 6/15/2011                         2,268,525
        1,000M  Yamhill County School District #029J (Newburg) GO 5% 6/15/2010                             1,110,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,493,525
--------------------------------------------------------------------------------------------------------------------
                Pennsylvania--7.1%
        3,000M  Pennsylvania State GO 5% 10/1/2007                                                         3,251,250
                Philadelphia Auth. Indl. Dev. Lease Revenue:
          500M     5 1/4% 10/1/2009                                                                          557,500
          150M     5 1/4% 10/1/2010                                                                          168,187
        1,000M  Philadelphia Muni. Auth. Rev. Series "B" 5 1/4% 11/15/2011                                 1,122,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,099,437
--------------------------------------------------------------------------------------------------------------------
                Puerto Rico--1.5%
        1,000M  Puerto Rico Pub. Bldg. Auth. Series "K" 4% 7/1/2007****                                    1,047,500
--------------------------------------------------------------------------------------------------------------------
                Texas--1.5%
        1,000M  San Antonio Hotel Occupancy Rev. Series "B" 5% 8/15/2008****                               1,082,500
--------------------------------------------------------------------------------------------------------------------
                Virginia--1.7%
        1,120M  Southwest Regl. Jail Authority 4 1/2% 9/1/2009                                             1,208,200
--------------------------------------------------------------------------------------------------------------------
                West Virginia--1.5%
        1,000M  West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                           1,100,000
--------------------------------------------------------------------------------------------------------------------
                Wisconsin--1.5%
        1,000M  Wisconsin State Petroleum Ins. Fee Rev. Series "1" 5% 7/1/2011                             1,097,500
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $69,477,701)                                               98.8%     70,864,015
Other Assets, Less Liabilities                                                                   1.2         844,689
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%    $71,708,704
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$69,477,701. The gross unrealized appreciation and depreciation on securities was $1,407,690 and $21,376, respectively, with a net unrealized appreciation of $1,386,314.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

    Principal
       Amount  Security                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.5%
               Alabama--.8%
      $5,835M  Alabama Water Pollution Control Auth. 6% 8/15/2014                                         $6,651,900
--------------------------------------------------------------------------------------------------------------------
               Alaska--.8%
       1,500M  Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                       1,717,500
       5,000M  North Slope Boro GO Zero Coupon 6/30/2005                                                   4,936,650
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,654,150
--------------------------------------------------------------------------------------------------------------------
               Arizona--1.5%
       8,550M  Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                                      10,292,062
               Phoenix Civic Improvement Corp. Water Sys. Revenue:
       1,000M     5 1/2% 7/1/2019                                                                          1,120,000
       1,000M     5 1/2% 7/1/2020                                                                          1,113,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          12,525,812
--------------------------------------------------------------------------------------------------------------------
               California--3.0%
       5,500M  California State Dept. Water Resource Pwr. Supply Rev. Series "A"
                  5 3/8% 5/1/2018                                                                          6,098,125
       2,000M  Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                             2,157,500
      10,000M  Los Angeles Community College Dist. GO Series "A" 5 1/2% 8/1/2021                          11,037,500
       5,265M  Oakland Unified School Dist. Alameda Cnty. GO 5 1/4% 8/1/2020                               5,745,431
--------------------------------------------------------------------------------------------------------------------
                                                                                                          25,038,556
--------------------------------------------------------------------------------------------------------------------
               Colorado--.3%
       2,000M  Denver City & County Airport Rev. 5 1/2% 11/15/2016                                         2,247,500
--------------------------------------------------------------------------------------------------------------------
               Connecticut--2.5%
       9,890M  Connecticut State GO Series "C" 5% 4/1/2023                                                10,372,138
       9,000M  Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                   6 1/8%  9/1/2012                                                                       10,597,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          20,969,638
--------------------------------------------------------------------------------------------------------------------
               District of Columbia--.7%
       5,000M  Washington DC GO Series "B" 6% 6/1/2021                                                     6,081,250
--------------------------------------------------------------------------------------------------------------------
               Florida--1.7%
               Miami Dade County Expressway Auth. Toll Sys. Revenue:
       6,550M     5% 7/1/2022                                                                              6,934,812
       3,165M     5% 7/1/2023                                                                              3,343,031
       2,000M  St. Augustine Capital Impt. Rev. 5% 10/1/2034                                               2,055,000
       1,395M  West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                          1,822,219
--------------------------------------------------------------------------------------------------------------------
                                                                                                          14,155,062
--------------------------------------------------------------------------------------------------------------------
               Georgia--11.8%
      15,000M  Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                           17,062,500
               Atlanta Water & Wastewater Revenue:
       3,000M     5% 11/1/2023                                                                             3,150,000
       9,040M     Series "A" 5 1/2% 11/1/2019                                                             10,610,700
       2,540M  Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                  (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                                   2,778,125
       6,160M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                            7,330,400
               Metropolitan Atlanta Rapid Transit Auth. Sales Tax Revenue:
      20,450M      6 1/4% 7/1/2011                                                                        24,207,688
      28,305M      6% 7/1/2013                                                                            33,718,331
--------------------------------------------------------------------------------------------------------------------
                                                                                                          98,857,744
--------------------------------------------------------------------------------------------------------------------
               Hawaii--1.6%
               Hawaii State General Obligations:
       5,500M      6% 10/1/2009                                                                            6,325,000
       6,000M      6% 10/1/2010                                                                            6,982,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          13,307,500
--------------------------------------------------------------------------------------------------------------------
               Illinois--20.1%
               Chicago Board of Education Lease Certificates of Participation Series "A":
       5,000M      6% 1/1/2016                                                                             6,000,000
      36,200M      6% 1/1/2020                                                                            43,078,000
               Chicago General Obligations:
       7,000M      6% 7/1/2005*                                                                            7,367,780
      16,660M      6 1/8% 7/1/2005*                                                                       17,550,644
               Chicago O'Hare International Airport Revenue:
      14,570M      6 3/8% 1/1/2012                                                                        15,014,094
      10,000M      6 3/8% 1/1/2015                                                                        10,304,800
      16,750M  Illinois Development Fin. Auth. Poll. Cntl. Rev. 6 3/4% 3/1/2015                           17,414,137
               Illinois Development Fin. Auth. Revenue (Rockford School #205):
       5,000M      6.6% 2/1/2010                                                                           5,887,500
       3,000M      6.65% 2/1/2011                                                                          3,588,750
               Illinois State First Series General Obligations:
       5,250M      6 1/8% 1/1/2010*                                                                        6,083,437
       4,500M      5 1/2% 2/1/2016                                                                         5,034,375
       8,000M      5 1/2% 5/1/2017                                                                         8,870,000
      12,000M      5 1/2% 5/1/2018                                                                        13,290,000
       3,000M  Metro Pier & Exposition Auth. (McCormick Place Expansion)
                  Series "B" 5 1/2% 6/15/2016                                                              3,420,000
       4,000M  Regional Transportation Auth. 7 3/4% 6/1/2019                                               5,410,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         168,313,517
--------------------------------------------------------------------------------------------------------------------
               Indiana--.8%
       5,515M  Indiana State Office Building Commission Facs. Rev.
                  (New Castle Correctional Fac.) 5 1/2% 7/1/2012*                                          6,376,719
--------------------------------------------------------------------------------------------------------------------
               Kansas--.3%
       2,475M  Wyandotte County Unified Sch. Dist. #500 GO 5% 9/1/2020                                     2,626,594
--------------------------------------------------------------------------------------------------------------------
               Louisiana--.7%
      12,850M  Regional Trans. Auth. Zero Coupon 12/1/2021                                                 5,637,937
--------------------------------------------------------------------------------------------------------------------
               Massachusetts--4.8%
      10,025M  Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                                 11,741,781
       1,490M  Massachusetts Housing Fin. Agy. 6% 12/1/2012                                                1,553,325
       3,000M  Massachusetts State Construction Loan GO Series "B" 5 1/2% 3/1/2012*                        3,408,750
      20,550M  Massachusetts State GO 6% 8/1/2009                                                         23,632,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          40,336,356
--------------------------------------------------------------------------------------------------------------------
               Michigan--2.7%
       5,000M  Detroit Sewer Disposal Rev. Series "A" 5% 7/1/2020                                          5,331,250
      10,000M  Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012                          11,662,500
       4,500M  Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                  6.95% 9/1/2022                                                                           5,973,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          22,967,500
--------------------------------------------------------------------------------------------------------------------
               Minnesota--1.6%
               Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C":
       3,380M     5 1/2% 1/1/2017                                                                          3,756,025
       3,315M     5 1/2% 1/1/2018                                                                          3,679,650
       5,770M     5 1/2% 1/1/2019                                                                          6,375,850
--------------------------------------------------------------------------------------------------------------------
                                                                                                          13,811,525
--------------------------------------------------------------------------------------------------------------------
               Missouri--3.9%
               Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
       6,840M        6 3/4% 5/15/2010                                                                      8,148,150
      10,175M        6 3/4% 5/15/2011                                                                     12,349,906
               St. Louis Missouri Airport Rev. Series "A":
       4,135M     5 5/8% 7/1/2017                                                                          4,651,875
       3,620M     5 5/8% 7/1/2018                                                                          4,063,450
       3,030M     5 5/8% 7/1/2019                                                                          3,382,237
--------------------------------------------------------------------------------------------------------------------
                                                                                                          32,595,618
--------------------------------------------------------------------------------------------------------------------
               Nevada--4.5%
               Clark County Nevada Bond Bank General Obligations:
       8,195M     5 1/2% 6/1/2017                                                                          9,106,694
       8,645M     5 1/2% 6/1/2018                                                                          9,563,531
               Las Vegas New Convention & Visitors Auth. Revenue:
       3,500M    5 3/4% 7/1/2015                                                                           3,955,000
       2,500M    5 3/4% 7/1/2017                                                                           2,818,750
               Truckee Meadows Nevada Water Authority Revenue:
       6,115M     5 1/2% 7/1/2017                                                                          6,795,294
       2,605M     5 1/2% 7/1/2018                                                                          2,891,550
       2,500M     5 1/2% 7/1/2019                                                                          2,762,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          37,893,319
--------------------------------------------------------------------------------------------------------------------
               New Jersey--2.3%
       2,200M  New Jersey State Educ. Facs. Auth. Rev. Public Library PJ Grant
                  5 1/2% 9/1/2018                                                                          2,475,000
      10,000M  New Jersey State Trans. Corp. COP Fed. Trans. Admin. Grants Series "A"
                  5 3/4% 9/15/2009*                                                                       11,400,000
               Rutgers State University Revenue Series "E":
       2,640M     5% 5/1/2020                                                                              2,831,400
       2,830M     5% 5/1/2021                                                                              3,017,488
--------------------------------------------------------------------------------------------------------------------
                                                                                                          19,723,888
--------------------------------------------------------------------------------------------------------------------
               New Mexico--1.3%
      10,000M  New Mexico Fin. Auth. State Trans. Rev. Series "A"
                  5 1/4% 6/15/2021                                                                        10,975,000
--------------------------------------------------------------------------------------------------------------------
               New York--7.9%
               New York City General Obligations:
       5,000M     Series "C" 5 1/2% 3/15/2015                                                              5,618,750
       3,275M     Series "G" 5 5/8% 8/1/2020                                                               3,696,656
      22,250M  New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                                 27,200,625
               New York State Dorm. Auth. Rev. New York University:
       5,000M     5 7/8% 5/15/2017                                                                         6,056,250
      10,000M     Series "A" 5 3/4% 7/1/2027                                                              11,812,500
       5,950M  New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                                      6,336,750
       5,000M  Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                 5 3/4% 10/15/2013                                                                         5,718,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          66,440,281
--------------------------------------------------------------------------------------------------------------------
               North Carolina--3.1%
       3,030M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                           3,238,312
               North Carolina Municipal Power Agency (Catawba Electric):
       8,950M     6% 1/1/2010                                                                             10,303,688
       8,945M     6% 1/1/2011                                                                             10,409,744
       2,000M  University North Carolina System Pool Rev. Series "C"
                  5% 4/1/2029 (when-issued)                                                                2,045,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          25,996,744
--------------------------------------------------------------------------------------------------------------------
               North Dakota--1.5%
      10,500M  Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                  7.2% 6/30/2013                                                                          12,915,000
--------------------------------------------------------------------------------------------------------------------
               Ohio--.9%
       6,000M  Jefferson County Jail Construction GO 5 3/4% 12/1/2019                                      7,222,500
--------------------------------------------------------------------------------------------------------------------
               Oklahoma--.7%
       5,540M  Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.) 6% 8/15/2017                          6,253,275
--------------------------------------------------------------------------------------------------------------------
               Oregon--.7%
               Portland Urban Renewal & Redev. South Park Blocks Series "A":
       2,695M     5 3/4% 6/15/2015                                                                         3,072,300
       2,630M     5 3/4% 6/15/2016                                                                         2,991,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,063,925
--------------------------------------------------------------------------------------------------------------------
               Pennsylvania--2.8%
       3,000M  Allegheny County Sanitation Auth. Sewer Rev. 5 1/2% 12/1/2030                               3,221,250
       4,925M  Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                  5 1/2% 12/1/2019                                                                         5,540,625
      12,050M  Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                        14,580,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          23,342,375
--------------------------------------------------------------------------------------------------------------------
               Rhode Island--.5%
       4,000M  Rhode Island State Construction Capital Dev. GO Series "A"
                  5 1/2% 7/15/2018                                                                         4,455,000
--------------------------------------------------------------------------------------------------------------------
               South Dakota--.5%
       3,855M  South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                  7 5/8% 1/1/2008*                                                                         4,495,894
--------------------------------------------------------------------------------------------------------------------
               Tennessee--.5%
       3,500M  Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                  Series "A" 5 1/2% 11/1/2016                                                              3,994,375
--------------------------------------------------------------------------------------------------------------------
               Texas--7.5%
      16,000M  Austin Texas Utilities Systems Rev. 6% 11/15/2013                                          18,720,000
               Harris County Toll Road Senior Liens General Obligations Series "A":
      11,065M     6 1/2% 8/15/2012                                                                        13,416,313
       7,305M     6 1/2% 8/15/2013                                                                         8,939,494
               Houston Water Conveyance System Certificates of Participation:
       2,250M     6 1/4% 12/15/2012                                                                        2,700,000
       4,705M     6 1/4% 12/15/2013                                                                        5,704,812
       4,950M     6 1/4% 12/15/2014                                                                        6,039,000
       6,035M     6 1/4% 12/15/2015                                                                        7,400,419
--------------------------------------------------------------------------------------------------------------------
                                                                                                          62,920,038
--------------------------------------------------------------------------------------------------------------------
               Utah--.3%
       1,680M  Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                           2,377,200
--------------------------------------------------------------------------------------------------------------------
               Virginia--.8%
       3,000M  Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev. Series "B"
                  5% 2/15/2034 (when-issued)                                                               3,052,500
       3,310M  Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                           3,425,850
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,478,350
--------------------------------------------------------------------------------------------------------------------
               Washington--2.2%
               Snohomish County Washington Ltd. Tax General Obligations:
       7,975M     5 1/2% 12/1/2017                                                                         8,882,156
       8,410M     5 1/2% 12/1/2018                                                                         9,356,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                          18,238,281
--------------------------------------------------------------------------------------------------------------------
               Wisconsin--1.9%
      12,000M  Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                  6.9% 8/1/2021                                                                           15,735,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $737,370,476)                                                      834,675,323
-------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       2,500M  Ohio State Air Quality Dev. Auth. Adjustable Rate Note 1.72%**
                  (cost $2,500,000)                                                                       2,500,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $739,870,476)                                     99.8%      837,175,323
Other Assets, Less Liabilities                                                                 .2         1,795,010
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%     $838,970,333
===================================================================================================================

                                                                                Expiration  Notional     Unrealized
Interest Rate Swap                                                                    Date    Amount   Depreciation
-------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.765% with Citibank, N.A.                                       8/18/2014  $40,000M      $(628,857)
===================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$739,870,476. The gross unrealized appreciation and depreciation on securities was $97,315,647 and $10,800, respectively, with a net unrealized appreciation of $97,304,847.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.1%
            Alabama--.3%
     $250M  Coffee County Public Bldg. Auth. 6.1%  9/1/2006*                                                $275,000
--------------------------------------------------------------------------------------------------------------------
            Alaska--1.2%
    1,000M  Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                          1,145,000
--------------------------------------------------------------------------------------------------------------------
            Arizona--1.5%
    1,000M  Arizona State Trans. Brd. Hwy. Rev. 5 1/4% 7/1/2020                                            1,093,750
      250M  Maricopa County Ind. Dev. Hosp. Facs. Rev. (Samaritan Hlth. Svcs.)
                7% 12/1/2016                                                                                 315,313
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,409,063
--------------------------------------------------------------------------------------------------------------------
            California--6.0%
    3,000M  California State Dept. Water Res. Supply Rev. Series "A" 5 3/8% 5/1/2018                       3,326,250
      690M  Jefferson High Sch. Dist. GO (San Mateo Cnty.) 6 1/4% 2/1/2017                                   849,562
    1,500M  San Mateo Univ. High School Dist. GO 5% 9/1/2024                                               1,567,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,743,312
--------------------------------------------------------------------------------------------------------------------
            Colorado--4.1%
    1,500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
               5 1/8% 12/1/2021                                                                            1,623,750
    1,100M  Colorado Water Res. & Pwr. Dev. 5% 9/1/2020                                                    1,185,250
    1,000M  Lafayette Water Rev. 5 1/4% 12/1/2023                                                          1,081,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,890,250
--------------------------------------------------------------------------------------------------------------------
            Connecticut--1.5%
    1,425M  West Haven GO 5%  7/1/2023                                                                     1,476,656
--------------------------------------------------------------------------------------------------------------------
            Florida--16.8%
      335M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                                       373,944
    1,365M  Florida St. Govt. Lehigh Utility System Rev. 5% 10/1/2020                                      1,469,081
    4,000M  Lee County Transportation Facs. Series "B" 5% 10/1/2020                                        4,325,000
    3,000M  Miami-Dade County Expwy. Auth. Toll Sys. Rev. Series "B" 5% 7/1/2023                           3,168,750
    1,045M  Port St. Lucie Util. Sys. Rev. 5% 9/1/2022                                                     1,107,700
    1,790M  St. Augustine Cap. Impt. Rev. 5% 10/1/2029                                                     1,845,938
    1,965M  St. Lucie School Brd. Master Lease Prog. Series "A" 5% 7/1/2026                                2,026,406
    1,580M  Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                                   1,732,075
--------------------------------------------------------------------------------------------------------------------
                                                                                                          16,048,894
--------------------------------------------------------------------------------------------------------------------
            Georgia--2.3%
    1,000M  Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
              (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                                       1,093,750
    1,000M  Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                5 1/8% 12/1/2021                                                                           1,073,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,167,500
--------------------------------------------------------------------------------------------------------------------
            Illinois--.6%
      500M  Chicago GO 6% 7/1/2005*                                                                          526,270
--------------------------------------------------------------------------------------------------------------------
            Indiana--4.0%
    1,030M  Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                                      1,144,588
    1,105M  Merrillville Multi-School Building Corp. GO 5 1/2% 7/15/2017                                   1,237,600
    1,250M  Zionsville Community Schools Bldg. Corp. GO 5 3/4% 7/15/2017                                   1,420,312
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,802,500
--------------------------------------------------------------------------------------------------------------------
            Kentucky--1.2%
    1,000M  Kentucky State Ppty. & Buildings Comm. Rev. 5 1/4% 8/1/2013*                                   1,146,250
--------------------------------------------------------------------------------------------------------------------
            Louisiana--2.1%
    1,845M  Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                                      1,987,987
--------------------------------------------------------------------------------------------------------------------
            Maine--.3%
      250M  Maine Municipal Bond Bank 6 1/2% 11/1/2004*                                                      255,955
--------------------------------------------------------------------------------------------------------------------
            Massachusetts--2.3%
    1,000M  Springfield GO 5 1/4% 1/15/2022                                                                1,082,500
    1,000M  University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                             1,070,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,152,500
--------------------------------------------------------------------------------------------------------------------
            Michigan--14.6%
    1,000M  Detroit City School Dist. GO (Sch. Bldg. & Site Impt.) 5 1/2% 5/1/2018                         1,117,500
    1,105M  Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                                 1,193,400
    1,000M  Howell Public Schools Gen. Oblig. Zero Coupon 5/1/2006*                                          445,000
    1,700M  Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                                             1,746,750
    1,750M  Mason Public Schools Dist., Bldg. & Site GO 5 1/4% 5/1/2020                                    1,925,000
    1,000M  Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.) 5 1/4% 1/1/2018                   1,091,250
      750M  Milan Area School Dist. GO 5 5/8% 5/1/2010*                                                      854,062
    3,600M  Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021                            3,865,500
    1,490M  Wayne Charter County Airport Rev. 5 3/8% 12/1/2016                                             1,655,762
--------------------------------------------------------------------------------------------------------------------
                                                                                                          13,894,224
--------------------------------------------------------------------------------------------------------------------
            Missouri--1.4%
      200M  Liberty Sewer System Rev. 6.15%  2/1/2015                                                        227,000
      310M  Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                5.85% 6/1/2014                                                                               353,013
      250M  St. Joseph School Dist. GO (Direct Deposit Prog.) 5 3/4% 3/1/2019                                283,125
      375M  St. Louis County Pattonville R-3 School Dist. GO (Direct Deposit Prog.)
                5 3/4% 3/1/2017                                                                              431,719
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,294,857
--------------------------------------------------------------------------------------------------------------------
            Nebraska--1.1%
    1,000M  Municipal Energy Agency 5 1/4% 4/1/2021                                                        1,080,000
--------------------------------------------------------------------------------------------------------------------
            New Jersey--7.1%
    1,000M  Hudson County COP 5% 12/1/2021                                                                 1,071,250
    2,350M  New Jersey State Educ. Facs. Authority Rowan Univ. 5 1/8% 7/1/2021                             2,529,188
    3,025M  Rutgers State University Rev. Series "E" 5% 5/1/2022                                           3,206,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,806,938
--------------------------------------------------------------------------------------------------------------------
            New York--3.1%
            Camden Central School District General Obligations:
      725M     5 1/2% 3/15/2016                                                                              820,156
      250M     5 1/2% 3/15/2017                                                                              282,812
    1,755M  New York State Dorm. Authority Rev. 5% 7/1/2020 (when-issued)                                  1,884,431
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,987,399
--------------------------------------------------------------------------------------------------------------------
            Ohio--10.7%
    1,255M  Akron Sewer System Rev. 5 1/4% 12/1/2020                                                       1,367,950
    2,500M  Akron-Summit Cnty. Pub. Library General Obligations 5% 12/1/2020                               2,656,250
    1,380M  Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020                         1,511,100
    1,155M  Lancaster Wastewater System Rev. 5% 12/1/2020                                                  1,241,625
    1,500M  Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                             1,668,750
    1,140M  Toledo City Sch. Dist. GO 5% 12/1/2020                                                         1,218,375
      450M  Youngstown GO 6% 12/1/2031                                                                       508,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,172,550
--------------------------------------------------------------------------------------------------------------------
            Oregon--.6%
      500M  Oregon State Dept. of Administrative Services COP 5.65% 5/1/2007*                                550,625
--------------------------------------------------------------------------------------------------------------------
            Pennsylvania--3.2%
      525M  Erie GO 5 3/4% 5/15/2007*                                                                        575,531
            State Public School Building Authority:
    1,000M    Philadelphia Sch. Dist. 5 1/4% 6/1/2024                                                      1,066,250
    1,330M    Richland Sch. Dist. 5% 11/15/2023                                                            1,394,838
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,036,619
--------------------------------------------------------------------------------------------------------------------
            Puerto Rico--.6%
      545M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.  6 1/4%  7/1/2016                        561,285
--------------------------------------------------------------------------------------------------------------------
            South Carolina--1.1%
    1,000M  Hilton Head Island Rev. 5 1/8% 12/1/2022                                                       1,066,250
--------------------------------------------------------------------------------------------------------------------
            Texas--6.9%
      505M  Austin Texas Utility Systems Rev. 6% 11/15/2013                                                  590,850
      400M  Harris County Toll Road GO Senior Lien Series "A"  6 1/2%  8/15/2013                             489,500
    5,000M  Houston Utility Systems Rev. 5 1/4% 5/15/2020                                                  5,475,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,555,350
--------------------------------------------------------------------------------------------------------------------
            Virginia--2.3%
    1,100M  Dinwiddie Cnty. Indl. Dev. Auth. Lease Series "B" 5% 2/15/2024 (when-issued)                   1,142,625
    1,000M  Richmond Public Utility Rev. 5% 1/15/2022                                                      1,061,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,203,875
--------------------------------------------------------------------------------------------------------------------
            Washington--1.2%
    1,090M  King County Sewer Rev. 5 1/2% 1/1/2021                                                         1,189,463
--------------------------------------------------------------------------------------------------------------------
Total Valuee of Municipal Bonds (cost $88,927,673)                                                        93,426,572
--------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
      300M  Ohio State Air Quality Dev. Auth. Adjustable Rate Note 1.72%**
               (cost $300,000)                                                                               300,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $89,227,673)                                          98.4%    93,726,572
Other Assets, Less Liabilities                                                                    1.6      1,560,282
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.00%   $95,286,854
====================================================================================================================

                                                                                 Expiration  Notional     Unrealized
Interest Rate Swap                                                                     Date    Amount   Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                        7/30/2014   $7,400M      $(282,396)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$89,227,673. The gross unrealized appreciation and depreciation on securities was $4,508,207 and $9,308, respectively, with a net unrealized appreciation of $4,498,899.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

   Principal
      Amount   Security                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.7%
               Certificates of Participation--2.5%
        $500M  Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                                      $528,750
--------------------------------------------------------------------------------------------------------------------
               Education--11.2%
         500M  Arizona State University Rev. Sys. 5.65% 7/1/2014                                             563,125
       1,000M  Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                   5 1/4% 7/1/2018                                                                         1,103,750
         640M  South Campus Group (Arizona St. Univ. Proj. South Campus)
                   5 5/8% 9/1/2023                                                                           720,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,386,875
--------------------------------------------------------------------------------------------------------------------
               General Obligations--26.5%
               Maricopa County School District:
         250M      #11 (Peoria) 5 1/2% 7/1/2009*                                                             284,062
       1,000M      #41 (Gilbert) Zero Coupon 1/1/2008                                                        920,000
         525M      #80 (Chandler) 6 1/4% 7/1/2011                                                            622,125
       1,925M      #89 (Dysart) 5 1/4% 7/1/2019                                                            2,141,563
       1,000M  Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                                  1,116,250
         500M  Pima County Unified School District #6 (Marana) 5 1/4% 7/1/2010*                              565,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,649,625
--------------------------------------------------------------------------------------------------------------------
               Health Care--7.0%
         650M  Maricopa County Ind. Dev. Auth. (Samaritan Hlth. Svcs.)
                   7% 12/1/2016                                                                              819,813
         600M  Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2016                                   674,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,494,063
--------------------------------------------------------------------------------------------------------------------
               Housing--.7%
         150M  Phoenix Ind. Dev. Auth. (Ventana Palms Apts.) 6.1% 10/1/2019                                  161,062
--------------------------------------------------------------------------------------------------------------------
               Transportation--3.9%
         385M  Phoenix Airport Rev. 6 1/4% 7/1/2012                                                          395,006
         400M  Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                             441,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                             836,006
--------------------------------------------------------------------------------------------------------------------
               Utilities--23.7%
               Mesa Utility Systems Revenue:
         350M      6 1/8% 7/1/2007*                                                                          391,125
       1,000M      5% 7/1/2019                                                                             1,115,000
               Phoenix Arizona Civic Impt. Corp. Water System Revenue:
       1,000M      5% 7/1/2018                                                                             1,073,750
         500M      5 1/2% 7/1/2020                                                                           556,875
         500M  Phoenix Arizona Civic Wastewater Rev. 5 3/8% 7/1/2015                                         555,625
         750M  Pima County Sewer Rev. 5 3/8% 7/1/2014                                                        826,875
         500M  Tucson Water Rev. 5.3 % 7/1/2016                                                              546,875
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,066,125
--------------------------------------------------------------------------------------------------------------------
               Other Revenue--23.2%
         205M  Casa Grande Excise Tax Rev. 6.1% 4/1/2005*                                                    209,373
       1,000M  Flagstaff Arizona Municipal Facs. Corp. 5 1/4% 7/1/2020                                     1,100,000
         250M  Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                             283,437
         500M  Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                           557,500
         750M  Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                         839,063
         400M  Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                   6% 1/1/2011                                                                               408,100
         400M  Surprise Municipal Property Corp. Excise Tax Rev.
                   5 3/8% 7/1/2009*                                                                          452,500
       1,000M  Tempe Arizona Excise Tax Rev. 5 1/4% 7/1/2020                                               1,105,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,954,973
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,468,464)                                     98.7%               21,077,479
Other Assets, Less Liabilities                                                         1.3                   284,273
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%              $21,361,752
====================================================================================================================


                                                                            Expiration     Notional       Unrealized
Interest Rate Swap                                                                Date       Amount     Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                   7/30/2014       $1,000M        $(38,162)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$19,468,464. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $1,609,015.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

  Principal
     Amount   Security                                                                                         Value
--------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Certificates of Participation--8.6%
       $500M  Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                                  $622,500
        750M  Los Angeles Real Property Prog. 5.3% 4/1/2022                                                  819,375
      1,000M  West Contra Costa Healthcare 5 3/8% 7/1/2024                                                 1,070,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,511,875
--------------------------------------------------------------------------------------------------------------------
              General Obligations--26.0%
      1,000M  Chaffey Community College District 5 1/4% 7/1/2022                                           1,082,500
        500M  Fontana School District 5 3/4% 5/1/2022                                                        558,750
        650M  Jefferson High School District (San Mateo Cnty.) 6 1/4% 2/1/2016                               797,062
      1,000M  Morgan Hill Unified School District 5 1/4% 8/1/2018                                          1,102,500
        750M  Natomas Unified School District 5.95% 9/1/2021                                                 885,938
      1,000M  San Diego Unified School District Series "E" 5 1/4% 7/1/2013*                                1,137,500
      1,000M  Upland Unified School District 5 1/8% 8/1/2025                                               1,046,250
              Walnut Valley School District:
        250M      6% 8/1/2012                                                                                300,000
        500M      7.2% 2/1/2016                                                                              622,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           7,533,000
--------------------------------------------------------------------------------------------------------------------
              Transportation--6.5%
      1,000M  Port of Oakland Revenue Bonds Series "M" 5 1/4% 11/1/2020                                    1,093,750
        700M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2018                              797,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,890,875
--------------------------------------------------------------------------------------------------------------------
              Utilities--32.8%
      1,500M  California State Dept. Water Pwr. Supply Rev. 5 3/8% 5/1/2018                                1,663,125
        250M  Fresno Sewer Rev. 6 1/4% 9/1/2014                                                              303,125
      2,650M  Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                                    2,858,688
        700M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                          785,750
      1,210M  San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4% 12/1/2017                          1,343,100
      1,525M  Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/01/2022                                 1,687,031
        750M  South Gate Public Fin. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                                 873,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,514,569
--------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.8%
        500M  Barstow Redevelopment Agy. 7% 9/1/2014                                                         637,500
      1,000M  California State Public Works Board 6 1/2% 12/1/2008                                         1,157,500
      1,000M  Long Beach Financing Auth. Rev. 6% 11/1/2017                                                 1,217,500
      1,105M  Palm Springs Financing Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                   5 1/4% 11/01/2020                                                                       1,225,169
      1,000M  Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                               1,086,250
        325M  San Jose Redevelopment Agy. 6% 8/1/2015                                                        390,406
        700M  San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                                        870,625
        500M  Santa Ana Financing Auth. Lease Rev. (Police Admin. & Hldg. Facs.)
                   6 1/4% 7/1/2015                                                                           611,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           7,196,200
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,111,267)                                               98.7%     28,646,519
Other Assets, Less Liabilities                                                                   1.3         371,404
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%    $29,017,923
====================================================================================================================

                                                                          Expiration    Notional          Unrealized
Interest Rate Swap                                                              Date      Amount        Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $2,900M          $(110,669)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$26,111,267. The gross unrealized appreciation and depreciation on securities was $2,543,772 and $8,520, respectively, with a net unrealized appreciation of $2,535,252.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

Principal
   Amount  Security                                                                                            Value
--------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.8%
           Certificates of Participation--4.7%
    $250M  Broomfield Open Space 5 1/2% 12/1/2020                                                           $275,938
     200M  Greeley Building Auth. 5.6% 11/1/2019                                                             223,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                             499,188
--------------------------------------------------------------------------------------------------------------------
           Education--5.7%
     200M  Colorado School of Mines Auxiliary Facs. Rev. 5 1/4% 12/1/2020                                    218,750
     350M  University of Northern Colorado Rev. 5 1/2% 6/1/2018                                              390,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                             609,000
--------------------------------------------------------------------------------------------------------------------
           General Obligations--39.3%
     500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
               5 1/8% 12/1/2021                                                                              541,250
   1,000M  Arapahoe Cnty. School District #6 Littleton 5 1/4% 12/1/2019                                    1,100,000
     200M  Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                                     228,500
     200M  Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                              236,750
     200M  Douglas Cnty. School District #RE 1 Series "B" 5 3/4% 12/15/2012*                                 235,250
           El Paso County School District:
     350M      #2, (Harrison) 5 1/2% 12/1/2018                                                               391,563
     250M      #20, 5 1/4% 12/15/2017                                                                        277,500
     200M      #49, (Falcon) 5 1/2% 12/1/2013                                                                228,750
     350M      #49, (Falcon) 5 3/4% 12/1/2015                                                                401,625
     250M  Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                                  284,688
     250M  Pueblo County School District #70, 5 1/4% 12/1/2022                                               270,312
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,196,188
--------------------------------------------------------------------------------------------------------------------
           Health Care--8.3%
     200M  Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2019                                 221,000
     250M  Colorado Springs Hospital Rev. 6% 12/15/2015                                                      267,500
     350M  Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                                394,187
--------------------------------------------------------------------------------------------------------------------
                                                                                                             882,687
--------------------------------------------------------------------------------------------------------------------
           Transportation--5.3%
           Denver City & County Airport Revenue:
     255M      5 1/2% 11/15/2016                                                                             286,556
     250M      5 3/4% 11/15/2020                                                                             280,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                             566,556
--------------------------------------------------------------------------------------------------------------------
           Utilities--16.1%
     200M  Boulder Water & Sewer Rev. 5.6% 12/1/2016                                                         225,000
     200M  Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                                  222,250
           Colorado Water Resources & Power Dev. Authority
                Small Water Resources Rev. Series "A":
     200M          5 3/4% 11/1/2017                                                                          227,500
     250M          5 1/4% 11/1/2021                                                                          271,562
     400M  Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                             445,500
     200M  Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                                   231,750
     100M  Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                               101,694
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,725,256
--------------------------------------------------------------------------------------------------------------------
           Other Revenue--18.4%
     250M  Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                                      275,625
           Larimer County Sales & Use Tax Revenue:
     280M       5 1/4% 12/15/2016                                                                            312,200
     400M       5 1/2% 12/15/2018                                                                            455,500
     100M  Pueblo Urban Renewal Auth. Tax Increment Rev.
               6.05% 12/1/2012                                                                               100,749
     250M  Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                              275,625
     500M  Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                                 543,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          1,963,449
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,620,559)                                           97.8%         10,442,324
Other Assets, Less Liabilities                                                              2.2             230,317
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%        $10,672,641
===================================================================================================================

                                                                          Expiration    Notional         Unrealized
Interest Rate Swap                                                              Date      Amount       Depreciation
-------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014        $500M          $(19,081)
===================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$9,620,559. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $821,765.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                          Value
-------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.9%
            Education--9.1%
   $1,000M  Connecticut St. Hlth. & Educ. Facs. Auth. (Fairfield University)
                5 5/8% 7/1/2016                                                                          $1,123,750
            University of Connecticut:
      400M      5.4% 3/1/2016                                                                               454,500
    1,100M      5 1/8% 2/15/2020                                                                          1,190,750
      600M  University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                           660,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,429,750
-------------------------------------------------------------------------------------------------------------------
            General Obligations--46.2%
      500M  Branford 5% 5/15/2014                                                                           551,250
            Bridgeport:
      750M      Series "A" 6 1/8% 7/15/2010*                                                                884,063
    1,000M      Series "A" 5 3/8% 8/15/2019                                                               1,103,750
    1,000M      Series "A" 5 1/4% 8/15/2024                                                               1,065,000
      450M      Series "C" 5 3/8% 8/15/2011*                                                                514,125
            Connecticut State:
      500M      Series "A" 5 1/4% 6/15/2009*                                                                562,500
      250M      Series "A" 5 3/8% 4/15/2016                                                                 278,750
      500M      Series "B" 5 3/4% 11/1/2009*                                                                576,250
      690M      Series "E" 6% 3/15/2012                                                                     812,475
    1,020M      Series "F" 5% 10/15/2021                                                                  1,083,750
    1,090M  Cromwell 5% 6/15/2020                                                                         1,166,300
    1,000M  Glastonbury 5% 6/15/2021                                                                      1,067,500
    1,750M  Hartford 5% 8/15/2019                                                                         1,885,625
      800M  New Britain 6% 3/1/2012                                                                         947,000
            New Haven:
      735M      6% 11/1/2009*                                                                               856,275
      500M      5 1/4% 11/1/2013                                                                            555,000
      400M      5% 11/1/2017                                                                                436,000
    1,000M      5% 11/1/2020                                                                              1,072,500
      650M  Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                              722,313
    1,250M  Waterbury 5% 4/1/2021                                                                         1,320,312
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,460,738
-------------------------------------------------------------------------------------------------------------------
            Health Care--15.8%
            Connecticut State Health & Educational Facilities
                Authority Revenue:
      450M      Bridgeport Hospital 6 1/2% 7/1/2012                                                         451,827
      400M      Child Care Facilities Program 5 1/2% 7/1/2019                                               441,000
    1,165M      Children's Medical Center Series "B" 5% 7/1/2021                                          1,236,356
      700M      New Britain General Hospital 6 1/8% 7/1/2014                                                718,123
    1,235M      Trinity College Series "H" 5% 7/1/2019                                                    1,335,344
                Village Families & Children Series "A":
      370M          5% 7/1/2015                                                                             405,612
      385M          5% 7/1/2016                                                                             420,613
      405M          5% 7/1/2017                                                                             439,425
      500M  Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                             514,940
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,963,240
-------------------------------------------------------------------------------------------------------------------
            Housing--3.5%
            Connecticut State Housing Finance Authority:
      750M      6% 11/15/2010                                                                               790,312
      500M      5.85% 6/15/2030                                                                             532,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,322,812
-------------------------------------------------------------------------------------------------------------------
            Transportation--10.7%
            Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
      250M      6 1/8% 9/1/2012                                                                             293,750
      250M      5 3/8% 10/1/2014                                                                            278,125
      500M      5 3/8% 7/1/2019                                                                             556,250
    1,000M      5% 12/1/2021                                                                              1,062,500
            Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
      850M       8.21%, 7/1/2020                                                                            994,500
      750M       8.21%, 9/15/2020                                                                           874,687
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,059,812
-------------------------------------------------------------------------------------------------------------------
            Utilities--7.8%
            Puerto Rico Electric Power Authority Revenue:
      750M      5 3/8% 7/1/2017                                                                             841,875
      250M      5 1/4% 7/1/2022                                                                             269,688
      250M      5 1/4% 7/1/2029                                                                             261,562
            South Central Connecticut Regional Water Authority:
      500M      5 1/4% 8/1/2014                                                                             558,125
    1,000M      5% 8/1/2033                                                                               1,028,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,960,000
-------------------------------------------------------------------------------------------------------------------
            Other Revenue--5.8%
      545M  Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                                 559,034
      415M  New Haven Air Rights Parking Facs. Rev. 5 3/8% 12/1/2015                                        481,919
    1,000M  Puerto Rico Public Fin. Corp. Commonwealth Approp. Series "A"
               5 1/2% 8/1/2011*                                                                           1,153,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,194,703
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,891,456)                                              98.9%     37,391,055
Other Assets, Less Liabilities                                                                  1.1         423,824
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%    $37,814,879
===================================================================================================================

                                                                          Expiration    Notional         Unrealized
Interest Rate Swap                                                              Date      Amount       Depreciation
-------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $2,900M         $(110,669)
===================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$34,891,456. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $2,499,599.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
September 30, 2004
-----------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                             Value
-----------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--100.9%
             General Obligations--7.9%
     1,325M  Miami-Dade County School District 5 3/8% 8/1/2015                                               $1,525,406
     1,000M  Miami Homeland Defense 5 1/2% 1/1/2020                                                           1,107,500
       500M  North Springs Improvement District 7% 10/1/2009                                                    597,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,230,406
-----------------------------------------------------------------------------------------------------------------------
             Health Care--4.5%
     1,000M  Escambia County Health Facs. Auth. Rev. 5.95% 7/1/2020                                           1,066,250
       750M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 6 1/4% 7/1/2016                                                                                772,410
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,838,660
-----------------------------------------------------------------------------------------------------------------------
             Transportation--13.3%
       500M  Dade County Aviation Rev. Series "A" 6% 10/1/2010                                                  529,190
     1,000M  Lee County Transportation Facs. 5% 10/1/2021                                                     1,075,000
     1,000M  Miami-Dade County Aviation Rev. (Miami Int'l. Airport)
                 5.35% 10/1/2013                                                                              1,105,000
     1,000M  Miami-Dade County Expressway Auth. Toll Sys. Rev. 6% 7/1/2014                                    1,157,500
     1,500M  St. John's County 5% 10/1/2023                                                                   1,578,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              5,445,440
-----------------------------------------------------------------------------------------------------------------------
             Utilities--33.5%
       475M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                                         530,219
     1,000M  Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                                        1,208,750
     1,000M  Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                                1,067,500
     1,000M  Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                                         1,136,250
     1,495M  Lakeland Electric & Water Rev. 6.05% 10/1/2014                                                   1,801,475
     1,000M  Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                                      1,058,750
     1,130M  Palm Bay Utility Rev. 5 1/4% 10/1/2018                                                           1,259,950
     1,000M  Plant City Utility System Rev. 6% 10/1/2015                                                      1,208,750
     1,210M  Port St. Lucie Utility Rev. 5% 9/1/2020                                                          1,294,700
     1,200M  Sarasota County Utility System Rev. 5 1/4% 10/1/2020                                             1,323,000
     1,480M  Stuart Utilities Rev. 5 1/4% 10/1/2020                                                           1,631,700
       150M  West Melbourne Water & Sewer Rev. 6 3/4%  10/1/2014                                                151,684
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             13,672,728
-----------------------------------------------------------------------------------------------------------------------
             Other Revenue--41.7%
     1,380M  DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                                          1,524,900
             Florida Municipal Loan Council Revenue:
     1,160M      6% 4/1/2015                                                                                  1,334,000
     1,715M      5 1/4% 11/1/2019                                                                             1,905,794
     1,000M      5 3/8% 11/1/2025                                                                             1,070,000
     1,205M  Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                                   1,295,375
     1,000M  Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                                1,042,050
     1,000M  Jacksonville Capital Improvement (Gator Bowl Proj.)
                 5 7/8% 10/1/2005*                                                                            1,046,550
     2,000M  Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                                     2,232,500
             Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                              1,132,500
     1,000M     5 1/2% 10/1/2018                                                                              1,138,750
     1,000M  Pasco County Sales Tax Rev. 5% 12/1/2020                                                         1,077,500
     1,000M  St. Augustine Capital Improvement 5% 10/1/2024                                                   1,050,000
     1,000M  Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                              1,195,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             17,044,919
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,118,353)                                           100.9%           41,232,153
Excess of Liabilities Over Other Assets                                                       (.9)             (360,159)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%          $40,871,994
=======================================================================================================================


                                                                            Expiration        Notional       Unrealized
Interest Rate Swap                                                                Date          Amount     Depreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                   7/30/2014          $4,000M       ($152,646)
=======================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was $38,118,353. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $3,113,800.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--GEORGIA  FUND
September 30, 2004
---------------------------------------------------------------------------------------------------------------------

  Principal
     Amount   Security                                                                                          Value
---------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.3%
              Certificates of Participation--4.8%
       $500M  Gwinnett County Dev. Auth. Pub. Schs. Proj. 5 1/4% 1/01/2019                                   $552,500
---------------------------------------------------------------------------------------------------------------------
              Education--8.4%
        250M  Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                              270,938
              Fulton County Development Authority Revenue:
        350M      Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                               395,937
        250M      Morehouse College 6 1/4% 12/1/2021                                                          296,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                              963,125
---------------------------------------------------------------------------------------------------------------------
              General Obligations--8.9%
        255M  Atlanta 5 3/8% 12/1/2018                                                                        280,500
        400M  Cherokee County School District 5% 8/1/2017                                                     435,500
        100M  Hall County School District 6.7% 12/1/2004*                                                     102,854
        100M  Mitchell County School District 6 1/2% 3/1/2009                                                 103,928
        100M  Peach County School District 6.4% 2/1/2005*                                                     103,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,026,382
---------------------------------------------------------------------------------------------------------------------
              Health Care--14.5%
        500M  Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                                 539,375
        500M  Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                               553,750
        125M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                  6 1/4% 7/1/2016                                                                             128,735
        400M  Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                                439,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,661,360
---------------------------------------------------------------------------------------------------------------------
              Housing--6.0%
        150M  Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                             156,000
        500M  Valdosta Hsg. Auth. Rev. 5 1/4% 8/01/2023                                                       538,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                              694,750
---------------------------------------------------------------------------------------------------------------------
              Utilities--34.0%
        235M  Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                                274,950
        255M  Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                                     316,200
        250M  Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                             293,125
        565M  Fayetteville Water & Sewer Rev. 5% 11/1/2021                                                    600,313
        250M  Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                              294,375
        250M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                                297,500
        235M  Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                                259,675
              Georgia Municipal Gas Authority Revenue:
                 Buford Project:
         80M       6.8% 11/1/2009                                                                              81,897
        250M       5 1/2% 11/1/2012                                                                           279,062
        100M     Warner Robins Series "B" 5.8% 1/1/2015                                                       106,625
        400M  Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                                  432,000
        200M  Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2015                                   218,250
        400M  Puerto Rico Electric Power Authority Rev. 5 3/8% 7/1/2017                                       449,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,902,972
---------------------------------------------------------------------------------------------------------------------
              Other Revenue--19.7%
        250M  Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2016                                        276,250
        300M  Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.) Series "A"
                  5 3/8% 1/1/2019                                                                             331,500
        500M  Bulloch County Dev. Auth. 5 1/4% 8/01/2019                                                      553,125
        500M  Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                               586,250
        250M  College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2026                                 275,625
        200M  Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                  6 1/4% 6/1/2010*                                                                            236,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,259,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,211,933)                                                          11,060,089
---------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
        100M  Puerto Rico Commonwealth Govt. Dev. Bank Adjustable Rate Note 1.59%**
                 (cost $100,000)                                                                              100,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,311,933)                                           97.2%    11,160,089
Other Assets, Less Liabilities                                                                     2.8        317,439
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%   $11,477,528
=====================================================================================================================

                                                                           Expiration    Notional         Unrealized
Interest Rate Swap                                                               Date      Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                  7/30/2014      $1,100M          $(41,978)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$10,311,933. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $848,156.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                          Value
--------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.5%
             Certificates of Participation--2.6%
      $750M  Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                                        $858,750
--------------------------------------------------------------------------------------------------------------------
             Education--9.1%
       750M  Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
               (Univ. MD-College Park) 5 3/8% 7/1/2016                                                       827,812
             Morgan State University Academic & Auxiliary
                 Facilities Fees Revenue:
       500M         6.05% 7/1/2015                                                                           588,125
       200M         6.1% 7/1/2020                                                                            239,250
       750M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                          850,312
       430M  St. Mary's College Rev. 5.45% 9/1/2020                                                          475,150
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,980,649
--------------------------------------------------------------------------------------------------------------------
             General Obligations--32.4%
     1,475M  Anne Arundel County 5 3/8% 3/1/2015                                                           1,663,063
       350M  Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                                367,066
     1,000M  Baltimore County Metropolitan District #68, 5% 8/1/2012*                                      1,123,750
             Baltimore Maryland:
       250M      5 5/8% 10/15/2006*                                                                          273,750
       700M      5 1/2% 10/15/2015                                                                           821,625
     1,000M  Ocean City 5% 3/1/2021                                                                        1,057,500
     1,000M  Prince Georges County 5 1/4% 12/1/2014                                                        1,117,500
       155M  Puerto Rico Commonwealth 5 1/4% 7/1/2027                                                        162,750
     1,050M  Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                            1,166,813
       425M  Queen Anne's County School & Public Facs. 5 1/4% 1/15/2014                                      465,906
     1,000M  St. Mary's County Hospital 5% 10/1/2020                                                       1,080,000
       325M  Washington County Pub. Impt. 5.8% 1/1/2005*                                                     334,890
       350M  Wicomico County 5 1/2% 12/1/2016                                                                391,562
       500M  Worcester County 5 5/8% 3/1/2014                                                                565,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,591,175
--------------------------------------------------------------------------------------------------------------------
             Health Care--9.5%
     1,000M  Maryland State Health & Higher Educ. Facs. (Anne Arundel)
                5% 7/1/2024                                                                                1,053,750
     1,250M  Maryland State Health & Higher Educ. Facs. (Univ. of Maryland Med. Sys.)
                5% 7/1/2024                                                                                1,315,625
       325M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016                         334,711
       350M  Takoma Park Hospital Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                                    410,375
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,114,461
--------------------------------------------------------------------------------------------------------------------
             Housing--2.9%
       380M  Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                 5 7/8% 7/1/2016                                                                             397,575
       500M  Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                                        535,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                             933,200
--------------------------------------------------------------------------------------------------------------------
             Transportation--12.8%
     1,000M  Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                 5% 7/1/2022                                                                               1,058,750
             Puerto Rico Commwlth. Hwy. & Trans. Auth. Revenue:
     1,425M      Series "G" 5 1/4 % 7/1/2019                                                               1,572,844
     1,275M      Series "Z" 6 1/4% 7/1/2014                                                                1,571,438
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,203,032
--------------------------------------------------------------------------------------------------------------------
             Utilities--17.3%
             Baltimore Wastewater Utilities Revenue Series "A":
       500M      5 1/2% 7/1/2010*                                                                            568,125
       200M      6% 7/1/2015                                                                                 240,250
     1,090M      5% 7/1/2020                                                                               1,160,850
             Baltimore Water Project Revenue Series "A":
       220M      6% 7/1/2010*                                                                                255,750
       250M      5.8% 7/1/2012*                                                                              294,375
             Puerto Rico Electric Power Auth. Revenue:
     1,390M      5 3/8% 7/1/2017                                                                           1,560,275
     1,500M      5 1/4% 7/1/2029                                                                           1,569,375
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,649,000
--------------------------------------------------------------------------------------------------------------------
             Other Revenue--11.9%
     1,020M  Anne Arundel Cnty. Spl. Oblig. (National Business Park Proj.)
                 5 1/8% 7/1/2022                                                                           1,095,225
       250M  Baltimore Convention Center 5 1/2% 9/1/2014                                                     277,812
       250M  Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                                   257,027
     1,000M  Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                               1,088,750
     1,025M  Puerto Rico Public Fin. Corp. Commwlth. Approp. Series "A"
                5 3/8% 6/1/2015                                                                            1,192,844
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,911,658
--------------------------------------------------------------------------------------------------------------------
Total Value  of Municipal Bonds  (cost $29,919,925)                                                       32,241,925
--------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       100M  Puerto Rico Commonwealth Govt. Dev. Bank Adjustable Rate Note 1.59%**
                 (cost $100,000)                                                                             100,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $30,019,925)                                     98.8%         32,341,925
Other Assets, Less Liabilities                                                               1.2             390,741
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $32,732,666
====================================================================================================================

                                                                          Expiration    Notional          Unrealized
Interest Rate Swap                                                              Date      Amount        Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $4,800M          $(183,175)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$30,019,925. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $2,322,000.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--93.8%
            Education--7.9%
   $1,000M  Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                                 $1,088,750
    1,000M  University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                                   1,263,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,352,500
--------------------------------------------------------------------------------------------------------------------
            General Obligations--51.6%
    1,000M  Holliston 5 1/4% 4/1/2018                                                                      1,115,000
    1,000M  Lawrence 5 1/4% 3/15/2018                                                                      1,110,000
      150M  Massachusetts Series "B" 7% 7/1/2009                                                             173,062
    1,000M  Massachusetts State Construction Loan Series "E" 5 3/8% 1/1/2013*                              1,127,500
    1,080M  North Hampton 5.2% 6/15/2015                                                                   1,182,600
    1,155M  Quaboag Regional School District 5 1/2% 6/1/2017                                               1,287,825
            Springfield:
    1,000M      6% 10/1/2015                                                                               1,151,250
    1,000M      5 3/8% 8/1/2017                                                                            1,108,750
    1,000M      5 1/4% 1/15/2023                                                                           1,073,750
    1,000M  Tantasqua Regional School District 5% 8/15/2017                                                1,082,500
    1,370M  Westfield 5 1/2% 12/15/2017                                                                    1,584,062
    1,040M  Westford 5 1/8% 4/1/2017                                                                       1,141,400
    1,000M  Worcester 5 1/2% 8/15/2017                                                                     1,120,000
    1,000M  Westborough 5% 11/15/2019                                                                      1,077,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          15,335,199
--------------------------------------------------------------------------------------------------------------------
            Health Care--6.9%
    1,000M  Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                                    1,077,500
      750M  Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                                        857,813
            Massachusetts Health & Educational Facs. Authority
               Capital Asset Program:
       95M      7.35% 8/1/2008                                                                                95,391
       40M      7.2% 7/1/2009                                                                                 40,176
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,070,880
--------------------------------------------------------------------------------------------------------------------
            Housing--1.0%
      275M  Massachusetts Housing Finance Agy. 6% 12/1/2012                                                  286,688
--------------------------------------------------------------------------------------------------------------------
            Transportation--7.7%
    1,000M  Massachusetts State Port Auth. Rev. Series "A" 5 3/4% 7/1/2012                                 1,153,750
    1,000M  Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                            1,138,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,292,500
--------------------------------------------------------------------------------------------------------------------
            Utilities--9.5%
    1,035M  Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                                          1,212,244
    1,455M  Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                             1,620,506
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,832,750
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--9.2%
    1,000M  Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                                       1,080,000
      500M  Massachusetts Dev. Fin. Agy. Res. Recovery Rev.
                (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                                     566,875
    1,000M  Massachusetts State Spl. Oblig. Ded. Tax. Rev. 5 1/4% 1/1/2022                                 1,083,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,730,625
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,472,520)                                                         27,901,142
--------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--4.7%
            Adjustable Rate Notes**
      500M  Massachusetts St. Hlth. & Educ. Facs. Auth. Rev. 1.72%                                           500,000
      900M  Puerto Rico Commonwealth Govt. Dev. Bank 1.59%                                                   900,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $1,400,000)                                         1,400,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,872,520)                                     98.5%         29,301,142
Other Assets, Less Liabilities                                                               1.5             435,797
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $29,736,939
====================================================================================================================

                                                                           Expiration    Notional         Unrealized
Interest Rate Swap                                                               Date      Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                  7/30/2014      $1,400M          $(53,426)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$26,872,520. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $2,428,622.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

Principal
   Amount   Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.1%
            General Obligations--61.7%
   $1,800M  Detroit Downtown Development Series "A" 5 3/4% 7/15/2015                                      $1,977,750
    1,825M  Eaton Rapids Public Schools 5 1/4% 5/1/2022                                                    1,980,125
    1,000M  Godwin Heights Public School District 5 5/8% 5/1/2015                                          1,117,500
    1,000M  Grand Blanc Community School District 5 5/8% 5/1/2015                                          1,137,500
    1,040M  Grand Rapids Building Authority 5 3/4% 8/1/2015                                                1,177,800
    1,000M  Gull Lake Community School District Zero Coupon 5/1/2013                                         716,250
    1,575M  Jenison Public School District 5 1/2% 5/1/2018                                                 1,756,125
      350M  Lake Orion Community School District 7% 5/1/2005*                                                364,350
    1,000M  Lincoln Park School District 7% 5/1/2006*                                                      1,091,250
    1,000M  Michigan State Environmental Protection Prog. 6 1/4% 11/1/2012                                 1,166,250
    1,000M  Montrose Township School District 6.2% 5/1/2017                                                1,226,250
    1,200M  Newaygo Public Schools 5 3/4% 5/1/2018                                                         1,354,500
    2,020M  Ovid Elsie Area Schs. Bldg. & Site 5% 5/1/2022                                                 2,121,000
    1,000M  Plainwell Community School District 5 1/2% 5/1/2019                                            1,120,000
    1,000M  Portage Lake Water & Sewer Authority 6.1% 10/1/2014                                            1,061,400
    1,500M  Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                                           1,704,375
    1,525M  Reed City Public Schools 5 1/4% 5/1/2021                                                       1,658,438
    1,485M  West Ottawa Public School District 5 3/8% 5/1/2019                                             1,663,200
--------------------------------------------------------------------------------------------------------------------
                                                                                                          24,394,063
--------------------------------------------------------------------------------------------------------------------
            Health Care--11.1%
            Michigan State Hospital Finance Authority Revenue:
    1,000M      Ascension Health Credit 5 3/4% 11/15/2009*                                                 1,151,250
    1,000M      Mercy Mount Clemens 5 3/4% 5/15/2017                                                       1,115,000
    1,000M      St. John's Hospital 6% 5/15/2008                                                           1,015,010
    1,000M  Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/201                                1,116,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,397,510
--------------------------------------------------------------------------------------------------------------------
            Transportation--2.8%
    1,000M  Wayne Charter County Airport Rev. Series "C" 5 3/8% 12/1/2016                                  1,111,250
--------------------------------------------------------------------------------------------------------------------
            Utilities--22.1%
            Detroit Water Supply System Revenue:
    1,750M      5 1/2% 7/1/2014                                                                            1,935,937
    1,275M      6 1/2% 7/1/2015                                                                            1,581,000
            Michigan State Strategic Fund (Detroit Edison Co.):
    1,750M      6.95% 5/1/2011                                                                             2,137,187
    1,000M      7% 5/1/2021                                                                                1,320,000
    1,000M  Michigan State Trunk Line 5 1/4% 10/1/2021                                                     1,082,500
      500M  Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                6.95% 9/1/2022                                                                               663,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           8,720,374
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--1.4%
      530M  Michigan Municipal Bond Auth. Rev. 6.55% 11/1/2008                                               542,471
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,515,510)                                          99.1%          39,165,668
Other Assets, Less Liabilities                                                               .9              340,549
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%         $39,506,217
====================================================================================================================

                                                                          Expiration    Notional          Unrealized
Interest Rate Swap                                                              Date      Amount        Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014      $2,000M           $(76,323)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$35,515,510. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $3,650,158.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

Principal
   Amount   Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--96.7%
            Certificates of Participation--2.7%
     $400M  Minneapolis Special School District #001, 5.9% 2/1/2006*                                        $421,500
--------------------------------------------------------------------------------------------------------------------
            Education--3.1
      400M  University of Minnesota 5 3/4% 7/1/2017                                                          477,000
--------------------------------------------------------------------------------------------------------------------
            General Obligations--58.4%
      400M  Becker Ind. School District #726, 6% 2/1/2017                                                    458,500
      325M  Bloomington Ind. School District #271, 5 1/8% 2/1/2015                                           357,906
      500M  Crow Wing County Jail Series "B" 5% 2/1/2021                                                     533,125
      200M  Delano Ind. School District #879, 5.6% 2/1/2015                                                  225,250
            Eagan Recreational Facilities Series "A":
      480M      5% 2/1/2015                                                                                  523,200
      250M      5% 2/1/2016                                                                                  271,563
      400M  Elk River Ind. School District #728, 5 1/2% 2/1/2021                                             442,000
      285M  Inver Grove Heights Ind. School District #199, 5 3/4% 2/1/2006*                                  299,250
            Lake Superior Ind. School District #381 Series "A":
      465M      5% 4/1/2018                                                                                  502,200
      500M      5% 4/1/2019                                                                                  536,875
      280M  Lakeville 5 1/2% 2/1/2011                                                                        293,300
      405M  Lino Lakes 5.7% 2/1/2012                                                                         436,388
      260M  Mahtomedi Ind. School District #832, 5% 2/1/2017                                                 280,800
    1,260M  Minneapolis Special School District #001, 5% 2/1/2020                                          1,343,475
      400M  Moorehead Ind. School District #152, 5% 4/1/2017                                                 432,500
      250M  North St. Paul Maplewood Ind. School District #622, 7.1% 2/1/2005*                               254,582
            Pequot Lakes Ind. School District #186:
      250M      5% 2/1/2016                                                                                  271,563
      250M      5 1/8% 2/1/2018                                                                              270,625
            St. Paul Ind. School District #625:
      250M      5 5/8% 2/1/2015                                                                              276,250
      400M      5% 2/1/2017                                                                                  434,000
      535M  Upsala Ind. School District #487, 5% 2/1/2020                                                    570,444
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,013,796
--------------------------------------------------------------------------------------------------------------------
            Health Care--11.3%
      200M  Hibbing Health Care Facilities Rev. (Duluth Clinic) 5 1/2% 11/1/2013*                            228,000
      500M  Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017                        560,625
      350M  Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                5 1/4% 2/15/2014                                                                             382,375
      500M  St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                              566,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,737,250
--------------------------------------------------------------------------------------------------------------------
            Housing--5.4%
      395M  Minnesota State Housing Finance Authority Rental Housing Rev.
                5.9% 8/1/2015                                                                                404,808
      400M  Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                5.9% 10/20/2019                                                                              428,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                             832,808
--------------------------------------------------------------------------------------------------------------------
            Transportation--5.6%
      800M  Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
                5% 1/1/2018                                                                                  863,000
--------------------------------------------------------------------------------------------------------------------
            Utilities--10.2%
      400M  Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                5.4% 1/1/2016                                                                                439,500
      210M  Southern Minnesota Municipal Pwr. Agy. Pwr. Supply Sys.
                5 3/4% 1/1/2018                                                                              228,637
            Western Minnesota Municipal Power Agency:
      325M      5 1/2% 1/1/2011                                                                              345,312
      500M      5 1/2% 1/1/2015                                                                              559,375
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,572,824
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,864,420)                                                         14,918,178
--------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--1.3%
      200M  Cohasset Rev. (Minnesota Pwr. & Lt. Co.)
                Adjustable Rate Note 1.72%** (cost $200,000)                                                 200,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,064,420)                                    98.0%          15,118,178
Other Assets, Less Liabilities                                                              2.0              309,319
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%         $15,427,497
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$14,064,420. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $1,053,758.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

Principal
   Amount  Security                                                                                            Value
--------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--99.0%
           Education--4.3%
    $125M  Bowling Green School District 5.85% 3/1/2020                                                     $141,250
     150M  Missouri Southern State College Rev. Aux. Ent. Sys. 5.3% 4/1/2015                                 166,313
     150M  Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
               5 1/2% 4/1/2018                                                                               166,312
--------------------------------------------------------------------------------------------------------------------
                                                                                                             473,875
--------------------------------------------------------------------------------------------------------------------
           General Obligations--31.7%
     100M  Belton School District #124, 6% 3/1/2018                                                          114,375
     400M  Cass County Reorg. School District #2, 5 1/2% 3/1/2017                                            450,500
     350M  Clay County Pub. School District #53, 5% 3/1/2017                                                 376,688
           Greene County Reorg. School District #8:
     200M       5 1/4% 3/1/2018                                                                              218,750
     250M       5 1/4% 3/1/2019                                                                              272,812
     300M  Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                                         326,625
     100M  Jefferson County School District #6, 6% 3/1/2014                                                  113,625
     150M  Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                                        164,813
     400M  Maplewood Richmond Heights School District 5 1/4% 3/1/2016                                        438,500
     125M  St. Joseph's School District 5 3/4% 3/1/2019                                                      141,563
     150M  St. Louis Board of Education 5 3/8% 4/1/2017                                                      165,375
     125M  St. Louis County Pattonville School District #3, 5 3/4% 3/1/2010*                                 143,906
     250M  Washington School District 5% 3/1/2015                                                            273,125
     250M  Wentzville School District #4, 5% 3/1/2022                                                        263,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,464,407
--------------------------------------------------------------------------------------------------------------------
           Health Care--11.0%
     400M  Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                                        421,500
     140M  Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
               6 3/4% 5/15/2011                                                                              169,925
     500M  North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                                          529,375
      80M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
               6 1/4% 7/1/2016                                                                                82,390
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,203,190
--------------------------------------------------------------------------------------------------------------------
           Transportation--15.8%
     400M  Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                5 1/4% 10/1/2019                                                                             440,000
     250M  Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                               277,187
     500M  Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater
                8.21% 7/1/2022***                                                                            570,625
           St. Louis Airport Revenue:
     150M       5 1/8% 7/1/2015                                                                              161,625
     255M       5.3% 7/1/2021                                                                                273,487
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,722,924
--------------------------------------------------------------------------------------------------------------------
           Utilities--9.5%
     250M  Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                                       279,688
      80M  Liberty Sewer System Rev. 6.15% 2/1/2015                                                           90,800
           Missouri State Environmental Impt. & Energy Res. Auth.
               Water Pollution Control:
     250M       5 1/2%  7/1/2014                                                                             286,250
      90M       5.4%  7/1/2018                                                                                99,450
     250M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                             280,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,036,813
--------------------------------------------------------------------------------------------------------------------
           Other Revenue--26.7%
     100M  Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                                 107,875
     250M  Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                                266,250
     250M  Missouri State Board Public Buildings Series "A" 5% 5/1/2021                                      263,125
           Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
     500M      Hartman Heritage Center Phase II 5% 4/1/2020                                                  529,375
     125M      Midtown Redevelopment Project Series "A" 6% 4/1/2014                                          142,656
     500M  Missouri State Regional Convention & Sports Complex Auth.
               5 1/4% 8/15/2020                                                                              545,625
           Springfield Public Building Corp. Leasehold Revenue:
     125M      Capital Improvement 5.6% 6/1/2014                                                             140,000
     230M      Jordan Valley 5.85% 6/1/2014                                                                  265,075
           St. Louis Municipal Finance Corp. Leasehold Revenue:
     250M      Carnahan Courthouse Series "A"  5% 2/15/2020                                                  265,625
               City Justice Center Series "A":
     225M         5 1/4% 2/15/2015                                                                           250,875
     125M         5 3/4% 2/15/2018                                                                           141,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,917,731
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,096,903)                                          99.0%          10,818,940
Other Assets, Less Liabilities                                                              1.0              113,459
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%         $10,932,399
====================================================================================================================

                                                                          Expiration    Notional          Unrealized
Interest Rate Swap                                                              Date      Amount        Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014      $1,100M           $(41,978)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$10,096,903. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $722,037.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

Principal
   Amount   Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.1%
            Education--22.7%
            New Jersey Educational Facilities Auth. Revenue:
   $2,125M      College of New Jersey Series "C" 5 3/8% 7/1/2016                                          $2,369,375
    5,000M      Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                                         5,331,250
    1,800M      Rowan University Series "C" 5% 7/1/2022                                                    1,901,250
    1,210M  Puerto Rico Indl. Tourist Educ. University Plaza Series "A"
                 5 5/8% 7/1/2013                                                                           1,371,838
    1,000M  University of Medicine & Dentistry of New Jersey Series "A"
                 5 3/8% 12/1/2016                                                                          1,116,250
            University of Puerto Rico:
    1,715M       5 3/4% 6/1/2017                                                                           1,948,669
    1,500M       5 3/4% 6/1/2018                                                                           1,702,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          15,741,132
--------------------------------------------------------------------------------------------------------------------
            General Obligations--13.7%
    1,750M  Atlantic City Board of Education 6.1% 12/1/2015                                                2,152,500
            Essex County Improvement Authority
                 Orange County School District:
    1,025M          Series "A" 6.95% 7/1/2005*                                                             1,085,977
    1,120M          Series "B" 6.95% 7/1/2005*                                                             1,186,629
    1,500M  Jersey City Series "B" 5% 9/1/2019                                                             1,618,125
    1,000M  Perth Amboy Board of Education 5% 7/15/2017                                                    1,078,750
      995M  Union City 6.4% 11/1/2013                                                                      1,226,338
    1,000M  West Deptford 5 1/2% 9/1/2010*                                                                 1,140,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,488,319
--------------------------------------------------------------------------------------------------------------------
            Health Care--11.5%
            New Jersey State Health Care Facilities
                Financing Authority:
    1,045M      Bayonne Hospital 6 1/4% 7/1/2012                                                           1,072,160
    1,745M      General Hospital Center at Passaic 6% 7/1/2014                                             2,074,369
    1,000M      Meridian Health System Oblig. Group 5 5/8% 7/1/2014                                        1,111,250
    3,120M      Riverview Medical Center 6 1/4%  7/1/2011                                                  3,724,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           7,982,279
--------------------------------------------------------------------------------------------------------------------
            Housing--2.7%
            New Jersey State Hsg. & Mtge. Fing. Agency
                Regency Park Project:
    1,375M         6.05% 11/1/2017                                                                         1,485,000
      365M         5.7% 5/1/2020                                                                             387,356
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,872,356
--------------------------------------------------------------------------------------------------------------------
            Transportation--20.5%
    1,000M  Burlington County Bridge Commission 5 1/4% 8/15/2021                                           1,081,250
            Delaware River & Bay Authority:
    1,000M        5 1/2% 1/1/2016                                                                          1,110,000
    1,000M        5 1/4% 1/1/2022                                                                          1,080,000
    1,000M  Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                                         1,118,750
    1,000M  New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                  6% 5/1/2009*                                                                             1,146,250
    1,000M  New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                              1,133,750
    1,000M  Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                5 1/4% 1/1/2020                                                                            1,086,250
    4,100M  Port Authority of New York & New Jersey 125th Series
                5% 10/15/2018                                                                              4,402,375
            Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
    1,000M          8.21% 7/1/2019                                                                         1,187,500
      750M          8.21% 7/1/2022                                                                           855,937
--------------------------------------------------------------------------------------------------------------------
                                                                                                          14,202,062
--------------------------------------------------------------------------------------------------------------------
            Utilities--10.3%
    1,250M  Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                             1,342,187
            Passaic Valley Sewer Commission:
    1,250M      Series "E" 5 5/8% 12/1/2018                                                                1,409,375
    1,000M      Series "F" 5% 12/1/2020                                                                    1,066,250
            Puerto Rico Electric Power Authority:
    1,000M      Series "HH" 5 1/4% 7/1/2029                                                                1,046,250
    2,000M      Series "II" 5 3/8% 7/1/2017                                                                2,245,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           7,109,062
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--17.7%
    2,900M  Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                7.4% 7/1/2016                                                                              3,737,375
    1,000M  Camden County Impt. Auth. Lease Rev. 5 1/8% 9/1/2019                                           1,082,500
    1,665M  Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                                     2,181,150
            Essex County Improvement Authority:
    1,000M      Cogen Facs. Proj. 5 1/4% 1/1/2017                                                          1,095,000
    1,000M      Correctional Facs. Proj. 5 1/2% 10/1/2010*                                                 1,141,250
    1,700M  New Jersey Economic Development Authority
                Educational Testing Service 6 1/8% 5/15/2005*                                              1,781,090
    1,155M  Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                                           1,256,062
--------------------------------------------------------------------------------------------------------------------
                                                                                                          12,274,427
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $62,929,669)                                          99.1%          68,669,637
Other Assets, Less Liabilities                                                               .9              658,775
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%         $69,328,412
====================================================================================================================

                                                                          Expiration    Notional          Unrealized
Interest Rate Swap                                                              Date      Amount        Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
     the BMA Index and pay quarterly a fixed
     rate equal to 4.037% with Citibank, N.A.                              7/30/2014      $6,900M          $(263,315)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$62,929,669. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $5,739,968.



Portfolio of Investments (unaudited)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.9%
            Education--25.4%
            New York State Dormitory Authority Revenue:
               City University:
   $2,000M        5 3/4% 7/1/2012                                                                         $2,270,000
    5,955M        5 3/4% 7/1/2013                                                                          6,989,681
    3,000M        6% 7/1/2020                                                                              3,671,250
    2,350M     Colgate University 6% 7/1/2021                                                              2,872,875
    1,500M     Educational Facility 5 1/4% 5/15/2021                                                       1,698,750
    1,000M     Fashion Institution of Technology 5 1/4% 7/1/2019                                           1,112,500
               New York University:
    1,610M        6% 7/1/2018                                                                              1,970,238
    2,155M        5% 7/1/2021                                                                              2,303,156
    2,205M        5% 7/1/2022                                                                              2,340,056
    2,345M        5% 7/1/2023                                                                              2,471,044
    1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                                   1,569,281
    2,715M     Rochester Institute of Technology  5 1/4% 7/1/2018                                          2,969,531
               School Districts Financing Program:
    3,550M        Series "A" 5 1/4% 4/1/2022                                                               3,873,938
    1,000M        Series "C" 5 1/4% 4/1/2021                                                               1,082,500
               Special Act School Districts Programs:
    1,375M        6% 7/1/2012                                                                              1,577,813
    1,460M        6% 7/1/2013                                                                              1,673,525
               State Dormitory Facilities Series "A":
    1,085M       5% 7/1/2020                                                                               1,158,238
    1,685M       5% 7/1/2021                                                                               1,790,312
    1,840M       5% 7/1/2022 (when-issued)                                                                 1,961,900
    1,935M       5% 7/1/2023 (when-issued)                                                                 2,048,681
--------------------------------------------------------------------------------------------------------------------
                                                                                                          47,405,269
--------------------------------------------------------------------------------------------------------------------
            General Obligations--32.9%
            Buffalo:
    1,040M     General Improvement Series "D" 6% 12/1/2013                                                 1,203,800
               School District Series "B":
    1,130M        5 3/8% 11/15/2016                                                                        1,262,775
    2,360M        5 3/8% 11/15/2017                                                                        2,628,450
    2,620M        5 3/8% 11/15/2019                                                                        2,908,200
    1,000M     School District Series "D" 5 1/2% 12/15/2015                                                1,128,750
    1,000M  Central Square Central School Dist. 5% 5/15/2017                                               1,086,250
            Eastport South Manor Central School District:
    1,250M      5% 6/15/2016                                                                               1,370,313
    1,315M      5% 6/15/2017                                                                               1,431,706
    1,385M      5% 6/15/2018                                                                               1,502,725
    1,000M  Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                                         1,146,250
    3,845M  Nassau County 6 1/2% 11/1/2004*                                                                3,974,999
            New York City:
    1,000M     Series "A" 7 1/4% 3/15/2018                                                                 1,141,250
    4,420M     Series "C" 5 5/8% 3/15/2019                                                                 4,978,025
               Series "E":
    1,000M        6.2% 8/1/2008                                                                            1,133,750
    2,000M        5 3/4% 8/1/2018                                                                          2,282,500
    4,570M        5 3/4% 5/15/2024                                                                         5,095,550
    2,500M     Series "F" 5 1/4% 8/1/2014                                                                  2,759,375
    2,885M     Series "G" 5 3/4% 8/1/2018                                                                  3,292,506
    1,680M  Niagara Falls Public Improvement 7 1/2% 3/1/2015                                               2,247,000
    1,395M  North Syracuse Central School Dist. Series "A" 5% 6/15/2018                                    1,501,369
    4,000M  Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                                 4,610,000
    1,000M  Red Hook Central School Dist. 5 1/8% 6/15/2017                                                 1,095,000
    1,000M  Rome School District 5 1/2% 6/15/2016                                                          1,107,500
            Shenendehowa Central School Dist. (Clifton Park):
               Series "E":
      585M        5% 1/1/2018                                                                                627,412
      610M        5% 1/1/2019                                                                                650,412
      500M     Series "F" 5% 7/15/2018                                                                       538,750
    1,775M  Webster Central School District 5% 6/15/2019                                                   1,919,219
            Yonkers Series "A":
    1,345M     5 1/8% 7/1/2016                                                                             1,476,137
    1,900M     5 3/4% 10/1/2016                                                                            2,173,125
    1,410M     5 1/4% 7/1/2017                                                                             1,554,525
    1,480M     5 1/4% 7/1/2018                                                                             1,631,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                          61,459,323
--------------------------------------------------------------------------------------------------------------------
            Health Care--1.8%
    1,320M  New York State Dorm. Auth. Rev. (United Cerebral Palsy Affiliation)
                 5 1/8%, 7/1/2021                                                                          1,423,950
    1,850M  New York State Medical Care Facs. Agency (Long Term Health Care)
                7 3/8% 11/1/2011                                                                           1,858,196
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,282,146
--------------------------------------------------------------------------------------------------------------------
            Housing--1.3%
    2,345M  New York State Hsg. Fin. Agy. 6.05% 5/1/2011                                                   2,479,838
--------------------------------------------------------------------------------------------------------------------
            Transportation--19.1%
            Metropolitan Transit Authority of New York:
               Transit Authority Revenue:
                   Series "A":
    2,500M            5% 11/15/2020                                                                        2,671,875
    1,005M            5% 11/15/2032                                                                        1,028,869
    5,000M         Series "B" 5 1/4% 11/15/2022                                                            5,425,000
    2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                                     2,946,406
            New York State Thruway Auth. Hwy. & Bridge Series "A":
    1,500M       6% 4/1/2015                                                                               1,730,625
    3,250M       5 1/4% 4/1/2017                                                                           3,575,000
    3,500M       5 1/4% 4/1/2018                                                                           3,819,375
            Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
    1,500M       8.21%, 9/15/2018                                                                          1,775,625
    1,500M       8.21%, 9/15/2019                                                                          1,773,750
    1,845M       8.21%, 9/15/2020                                                                          2,151,731
      660M       8.21%, 9/15/2021                                                                            760,650
    6,900M  Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                                        7,978,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                          35,637,031
--------------------------------------------------------------------------------------------------------------------
            Utilities--14.7%
            New York City Municipal Water Fin. Auth. Revenue:
    2,750M     6% 6/15/2021                                                                                3,361,875
    7,000M     5 1/2% 6/15/2033                                                                            7,507,500
    8,000M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                          8,980,000
    6,165M  Suffolk County Water Auth. Rev. 6% 6/1/2017                                                    7,544,419
--------------------------------------------------------------------------------------------------------------------
                                                                                                          27,393,794
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--3.9%
    2,500M  Nassau County Interim Fin. Auth. 5 3/4% 11/15/2010*                                            2,893,750
    3,000M  New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                                          3,258,750
      895M  New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                            1,079,088
--------------------------------------------------------------------------------------------------------------------
                                                                                                           7,231,588
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $169,427,467)                                                       184,888,989
--------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--1.8%
            Adjustable Rate Notes**
    1,200M  New York City Housing Development Corp. 1.7%                                                   1,200,000
    1,100M  New York City Transitional Fin. Auth. 1.72%                                                    1,100,000
    1,100M  Puerto Rico Commonwealth Govt. Dev. Bank 1.59%                                                 1,100,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $3,400,000)                                         3,400,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $172,827,467)                                  100.8%         188,288,989
Excess of Liabilities Over Other Assets                                                     (.8)          (1,417,129)
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%        $186,871,860
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $22,400M         $(854,820)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$172,827,467. The gross unrealized appreciation and depreciation on securities was $15,472,137 and $10,615, respectively, with a net unrealized appreciation of $15,461,522.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.7%
            Certificates of Participation--18.5%
     $400M  Carteret County 5 5/8% 6/1/2020                                                                 $446,500
            Harnett County:
      500M      5 1/2% 12/1/2014                                                                             565,000
      500M      5 1/8% 12/1/2023                                                                             533,125
    1,255M  Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                                 1,382,069
    1,110M  North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                                   1,219,613
      250M  Pitt County 5 1/4% 4/1/2015                                                                      275,313
      250M  Randolph County 5 1/2% 6/1/2009*                                                                 283,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,705,370
--------------------------------------------------------------------------------------------------------------------
            Education--20.1%
            Appalachian State University:
      500M      Housing & Student Ctr. 5.6% 7/15/2020                                                        556,875
    1,000M      Series "A" 5 1/8% 5/1/2019                                                                 1,083,750
      430M  Iredell County Public Facs. School Projs. 6% 6/1/2010*                                           502,562
      500M  North Carolina Capital Facs. Fin. Agy. (Meredith College)
                5 1/8% 6/1/2014                                                                              547,500
      250M  North Carolina Central Univ. Housing Rev. 5.6% 11/1/2006*                                        272,188
    1,000M  University North Carolina Asheville Rev. 5% 6/1/2018                                           1,070,000
    1,000M  University North Carolina Sys. Pool Rev. 5 3/8% 4/1/21                                         1,098,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,131,625
--------------------------------------------------------------------------------------------------------------------
            General Obligations--12.9%
      250M  Bladen County 5.6% 5/1/2016                                                                      282,812
      500M  Brunswick County 5 3/4% 5/1/2017                                                                 571,875
      250M  Cleveland County 5 1/2% 3/1/2012                                                                 266,875
      750M  Craven County 5% 5/1/2018                                                                        808,125
      400M  Johnston County 5% 6/1/2018                                                                      431,000
      220M  Laurinburg Sanitation Swr. 5.3% 6/1/2012                                                         229,414
      400M  Onslow County 5.7% 3/1/2005*                                                                     414,928
      250M  Union County 5.4% 3/1/2015                                                                       277,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,282,529
--------------------------------------------------------------------------------------------------------------------
            Health Care--2.5%
      400M  North Carolina Medical Care Community Hosp. Rev. (Northeast Med. Ctr.)
                5 3/8% 11/1/2016                                                                             444,500
      175M  Puerto Rico Indl. Tourist Educ. Med. &  Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                              180,229
--------------------------------------------------------------------------------------------------------------------
                                                                                                             624,729
--------------------------------------------------------------------------------------------------------------------
            Housing--.4%
      100M  North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
                6.6% 7/1/2017                                                                                102,452
--------------------------------------------------------------------------------------------------------------------
            Transportation--9.8%
    1,000M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                              1,068,750
            Piedmont Triad Airport Authority Revenue:
      800M       5 1/2% 7/1/2013                                                                             883,000
      500M       5 1/4% 7/1/2016                                                                             550,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,502,375
--------------------------------------------------------------------------------------------------------------------
            Utilities--31.8%
      600M  Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2017                                          682,500
    1,080M  Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                                          1,175,850
      250M  Buncombe County Solid Waste Sys. Rev. 5.6% 3/1/2011                                              267,187
            Charlotte Storm Water Fee Revenue:
      250M       5.65% 6/1/2010*                                                                             287,500
      615M       5 1/4% 6/1/2017                                                                             681,881
      300M  Fayetteville Public Works Commission Rev. 5 1/2% 3/1/2010*                                       342,375
      250M  Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                            281,563
      250M  Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                                      268,437
            Greenville Combined Enterprise Sys. Revenue:
      250M       5 1/2% 9/1/2017                                                                             276,562
      250M       5 1/2% 9/1/2018                                                                             276,562
      250M  Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                                       268,125
      200M  North Carolina Eastern Municipal Pwr. Agy. 5.6% 1/1/2010                                         218,250
    1,000M  North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/201                         1,091,250
      650M  Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                             701,188
    1,210M  Union County Enterprise Sys. Rev. 5% 6/1/2019                                                  1,300,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           8,119,980
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--2.7%
      250M  Cumberland County Finance Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                              276,250
      390M  Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010                             416,325
--------------------------------------------------------------------------------------------------------------------
                                                                                                             692,575
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,486,893)                                           98.7%         25,161,635
Other Assets, Less Liabilities                                                               1.3             343,082
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $25,504,717
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014       $1,000M          $(38,162)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$23,486,893. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $1,674,742.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.5%
            Education--13.7%
   $1,200M  Cincinnati Tech. College Gen. Receipts 5 1/4% 10/1/2020                                       $1,314,000
    1,000M  Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                                       1,055,000
    1,000M  University Akron Gen. Receipts 6% 1/1/2010*                                                    1,161,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,530,250
--------------------------------------------------------------------------------------------------------------------
            General Obligations--67.0%
    1,000M  Adams County Valley Local School District 7% 12/1/2015                                         1,292,500
    1,000M  Akron-Summit County Public Library 5% 12/1/2018                                                1,071,250
      800M  Avon Local School District 6 1/2% 12/1/2015                                                      998,000
    1,000M  Beaver Creek Local School District 6.6% 12/1/2015                                              1,256,250
      225M  Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                                 231,352
      500M  Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                             555,000
    1,000M  Cleveland Municipal School District 5 1/4% 12/1/2023                                           1,078,750
      400M  Clyde-Green Springs Exempted Village Local School Dist.
                7% 12/1/2005*                                                                                428,000
    1,000M  Dublin City School Dist. Fac. Construction & Improvement
                5% 12/1/2021                                                                               1,061,250
    1,135M  Eaton City School District 5 3/8% 12/1/2018                                                    1,269,781
      700M  Garfield Heights 6.3% 12/1/2014                                                                  719,110
      500M  Garfield Heights City School District 5% 12/15/2020                                              534,375
      655M  Jefferson County Jail Construction 5 3/4% 12/1/2019                                              788,456
    1,000M  Licking County Joint Voc. School District 5% 12/1/2020                                         1,062,500
    1,300M  Lorain 5 1/2% 12/1/2018                                                                        1,456,000
      250M  North Fork Local School District 5 3/4% 12/1/2018                                                299,375
      500M  North Royalton City School District 6% 12/1/2014                                                 583,125
    1,000M  Oakwood City School District 5% 12/1/2020                                                      1,068,750
      350M  Portage County 6.2% 12/1/2014                                                                    359,447
      240M  Shaker Heights City School District 7.1% 12/15/2010                                              272,100
      750M  Youngstown 6% 12/1/2031                                                                          847,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          17,232,871
--------------------------------------------------------------------------------------------------------------------
            Health Care--2.1%
      500M  Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                 5 1/2% 9/1/2011                                                                             547,500
--------------------------------------------------------------------------------------------------------------------
            Utilities--6.9%
      600M  Alliance Sewer System Rev. 6% 10/15/2010                                                         613,500
      280M  Hamilton Wastewater Rev. 5.9% 10/15/2011                                                         303,450
      500M  Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                                   568,750
      250M  Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                                 281,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,766,950
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--8.8%
    1,000M  Hamilton County Sales Tax 5 3/4% 12/1/2013                                                     1,145,000
    1,000M  New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                                  1,130,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,275,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,244,726)                                      98.5%        25,352,571
Other Assets, Less Liabilities                                                                1.5            384,477
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%       $25,737,048
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014       $1,300M          $(49,610)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$23,244,726. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $2,107,845.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--97.8%
            Certificates of Participation--4.1%
            Oregon State Dept. of Administrative Services:
     $500M      5.65% 5/1/2007*                                                                             $550,625
      500M      5 1/4% 5/1/2017                                                                              552,500
      100M  Washington County Educ. Service Dist. 7% 6/1/2005*                                               103,558
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,206,683
--------------------------------------------------------------------------------------------------------------------
            Education--6.0%
      200M  Chemeketa Community College District 6.4% 7/1/2009                                               206,760
    1,250M  Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                              1,348,438
      200M  Oregon State Hlth. & Hsg. Educ. & Cult. Facs. (Lewis & Clark College)
                6% 10/1/2013                                                                                 204,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,759,198
--------------------------------------------------------------------------------------------------------------------
            General Obligations--56.3%
    1,000M  Benton and Linn Counties School District #509J (Corvallis)
                 5% 6/1/2020                                                                               1,067,500
      300M  Chemeketa Community College District 5.8% 6/1/2006*                                              319,875
            Clackamas County School District:
    1,000M      #62C (Oregon City) 5% 6/15/2020                                                            1,075,000
    1,000M      #086 (Canby) 5% 6/15/2020 (when-issued)                                                    1,072,500
      500M  Deschutes County Administrative School District #1 (Bend)
                 5 1/2% 6/15/2016                                                                            558,125
    1,055M  Gresham 5 3/8% 6/1/2017                                                                        1,178,963
      250M  Jackson County School District #4 (Phoenix) 5 1/2% 6/15/2016                                     279,062
      635M  Jefferson County School District #509J 5 1/4% 6/15/2019                                          695,325
      500M  Josephine County School District (Three Rivers) 5 1/4% 6/15/2017                                 546,875
      245M  La Grande 5 5/8% 6/1/2011                                                                        259,700
      100M  Lane County School District #019 (Springfield) 6 1/4% 10/15/2004*                                101,140
            Linn County School District:
      250M      #9 (Lebanon) 6 1/8% 6/15/2010*                                                               291,875
      500M      #055 (Sweet Home) 5 1/2% 6/15/2025                                                           541,250
      180M      #095 (Scio) 5 3/4% 7/15/2011                                                                 191,925
      250M  Morrow County School District #1, 5 5/8% 6/15/2014                                               287,188
      250M  Multnomah County School District #7 (Reynolds) 5 5/8% 6/15/2014                                  281,563
            Polk Marion & Benton Counties School District #13J:
      200M      5 1/2% 12/1/2004*                                                                            203,340
      760M      5 5/8% 6/15/2010*                                                                            867,350
    1,000M  Puerto Rico Commonwealth 6 1/4% 7/1/2013                                                       1,221,250
    1,000M  Salem-Keizer School District #24J 5% 6/15/2019                                                 1,077,500
      600M  Southwestern Community College District 6.05% 6/1/2010*                                          697,500
      250M  Tillamook County 5.6% 1/15/2007*                                                                 270,312
      500M  Umatilla County School District #016R (Pendleton) 5 1/4% 7/1/2014                                571,875
      520M  Wasco County School District #12, 5 1/2% 6/15/2018                                               609,700
            Washington and Clackamas Counties School District #23 (Tigard):
      600M       5 1/4% 6/1/2016                                                                             687,000
    1,000M       5 3/8% 6/15/2020                                                                          1,103,750
            Washington County School District:
      170M      #003JT (Hillsboro) 6% 11/1/2005*                                                             177,788
      200M      #088J (Sherwood) 6.1% 6/1/2005*                                                              205,948
--------------------------------------------------------------------------------------------------------------------
                                                                                                          16,441,179
--------------------------------------------------------------------------------------------------------------------
            Housing--.2%
       50M  Oregon State Hsg. & Cmnty. Svcs. Dept. Mtge. Rev.
                Single-Family Mtge. Prog. 5.95% 7/1/2013                                                      52,375
--------------------------------------------------------------------------------------------------------------------
            Transportation--7.4%
      500M  Portland Airport Way Urban Renewal & Redev. 6% 6/15/2016                                         570,000
            Puerto Rico Commonwealth Hwy. & Trans. Auth. Revenue:
    1,020M      6 1/4% 7/1/2014                                                                            1,257,150
      300M      5 3/4% 7/1/2018                                                                              341,625
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,168,775
--------------------------------------------------------------------------------------------------------------------
            Utilities--17.6%
      440M  Columbia River Oregon Peoples Utility District Elec. Sys.
               5.55% 12/1/2020                                                                               488,400
      125M  Emerald Peoples Utility Dist. 7.35% 11/1/2011                                                    157,187
      600M  Eugene Water Utility System 5.8% 8/1/2020                                                        678,750
      250M  Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                                       265,625
      250M  Portland Gas Tax Rev. 5 3/4% 6/1/2012                                                            265,000
      300M  Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                            328,125
            Puerto Rico Electric Power Authority:
      750M     5 1/8% 7/1/2026                                                                               789,375
      500M     5 1/4% 7/1/2029                                                                               523,125
      250M  Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                                        265,312
    1,000M  Sunrise Water Authority Water Rev. 5 1/4% 3/01/2024                                            1,075,000
      250M  Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                            293,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,129,024
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--6.2%
      500M  Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                                    572,500
            Portland Urban Renewal & Redevelopment:
      700M       5 3/4% 6/15/2017                                                                            794,500
      405M       5 1/2% 6/15/2020                                                                            447,525
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,814,525
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,615,950)                                           97.8%         28,571,759
Other Assets, Less Liabilities                                                               2.2             631,926
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $29,203,685
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $2,800M          $(106,852)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$26,615,950. The gross unrealized appreciation and depreciation on securities was $1,963,827 and $8,018, respectively, with a net unrealized appreciation of $1,955,809.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.2%
            Education--14.0%
   $1,000M  Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                                        $1,177,500
    1,410M  Pennsylvania State Higher Educ. Facs. Authority
                5 1/2% 6/15/2014                                                                           1,570,388
            State Public School Bldg. Auth. College Revenue:
    1,000M      Butler Cnty. Cmnty. College Proj. 5.7% 7/15/2010*                                          1,147,500
      500M      Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2016                                         568,750
    1,000M      Northampton Cnty. Area Series "A" 5% 3/1/2020                                              1,070,000
    1,265M      Richland School District 5% 11/15/2022                                                     1,336,156
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,870,294
--------------------------------------------------------------------------------------------------------------------
            General Obligations--32.1%
    1,000M  Adams County 5 3/8% 5/15/2011*                                                                 1,138,750
    1,000M  Ambridge Area Sch. Dist. Series "B" 5 1/8% 5/1/2023                                            1,052,500
    1,000M  Erie 5.7% 5/15/2007*                                                                           1,095,000
    1,545M  Garnet Valley School District 5 1/2% 4/1/2014                                                  1,753,575
    1,000M  General McLane School District 5 3/4% 5/15/2007*                                               1,096,250
    1,065M  Mifflin County 5 1/2% 9/1/2020                                                                 1,180,819
    1,365M  Owen J. Roberts School District 5 1/2% 8/15/2016                                               1,540,743
    1,000M  Pennsbury School District 5 1/2% 1/15/2017                                                     1,121,250
      385M  Philadelphia 6% 11/15/2014                                                                       394,560
            Philadelphia School District:
    1,000M      5 1/2% 2/1/2012*                                                                           1,145,000
    1,180M      6% 3/1/2015                                                                                1,362,900
    1,600M  Pittsburgh 5 1/2% 9/1/2014                                                                     1,792,000
    1,000M  Uniontown Area Sch. Dist. Series "A" 5 1/2% 10/1/2030                                          1,070,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          15,743,347
--------------------------------------------------------------------------------------------------------------------
            Health Care--13.6%
            Allegheny County Hospital Development Authority:
    1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                             1,116,250
               Health Center - University of Pittsburgh:
    1,000M          5.6% 4/1/2013                                                                          1,086,250
    1,000M          5.65% 4/1/2014                                                                         1,086,250
    1,000M  Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                5.7% 10/1/2014                                                                             1,171,250
    1,000M  Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                           1,081,250
    1,000M  Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011 (Defaulted)**                                                              1,111,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,652,500
--------------------------------------------------------------------------------------------------------------------
            Transportation--6.6%
    1,620M  Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                                         1,747,575
    1,375M  Pennsylvania State Turnpike Commn. Tpk. Rev. 5 1/4% 12/1/2022                                  1,498,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,246,325
--------------------------------------------------------------------------------------------------------------------
            Utilities--21.4%
    1,000M  Allegheny County Sanitation Auth. Sewer Rev. 6 1/4% 12/1/2014                                  1,027,060
    1,325M  Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                                          1,457,500
    1,000M  Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/20                              1,037,500
    1,000M  Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                                     1,153,750
    1,000M  Philadelphia Water & Wastewater Rev. 6 1/4% 8/1/2012                                           1,196,250
    2,950M  Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                                 3,569,500
    1,000M  Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
                 6.05% 4/1/2014                                                                            1,040,420
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,481,980
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--11.5%
            Philadelphia Auth. Indl. Dev. Lease Revenue:
    1,000M      5 1/2% 10/1/2014                                                                           1,127,500
    1,000M      5 1/2% 10/1/2016                                                                           1,118,750
    1,000M  Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                           1,125,000
            Philadelphia Redev. Neighborhood Transformation Series "A":
    1,000M      5 1/2% 4/15/2016                                                                           1,123,750
    1,000M      5 1/2% 4/15/2019                                                                           1,110,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,605,000
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $44,187,035)                                           99.2%         48,599,446
Other Assets, Less Liabilities                                                                .8             401,512
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $49,000,958
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 4.037% with Citibank, N.A.                                 7/30/2014      $2,400M          $(91,588)
===================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$44,187,035. The gross unrealized appreciation and depreciation on securities was $4,413,436 and $1,025, respectively, with a net unrealized appreciation of $4,412,411.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

 Principal
    Amount  Security                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.5%
            Education--7.2%
     $575M  George Mason University 6 3/8% 2/1/2005*                                                        $595,654
    1,100M  Norfolk Redev. & Housing Auth. (Tidewater Cmnty. College)
                5 7/8% 11/1/2005*                                                                          1,170,543
    1,000M  Virginia College Building Auth. Educ. Facs. Rev. 5 1/4%  2/1/2017                              1,098,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,864,947
--------------------------------------------------------------------------------------------------------------------
            General Obligations--27.5%
    1,000M  Hampton 5 3/4% 2/1/2014                                                                        1,138,750
    1,065M  Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                               1,142,212
    1,000M  Lunenburg County 5 1/4% 2/1/2029                                                               1,055,000
            Norfolk:
    1,730M      5% 7/1/2020                                                                                1,842,450
    1,100M      5% 7/1/2021                                                                                1,166,000
    1,000M  Puerto Rico Pub. Bldgs. Auth. 6 1/4 7/1/2014                                                   1,232,500
            Richmond:
    1,000M      5 3/8% 1/15/2015                                                                           1,107,500
    1,000M      5 1/2% 1/15/2017                                                                           1,121,250
    1,000M  Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                               1,107,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,913,162
--------------------------------------------------------------------------------------------------------------------
            Health Care--7.9%
            Roanoke Industrial Development Authority:
    1,000M       Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                           1,103,750
    1,675M       Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                              2,037,219
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,140,969
--------------------------------------------------------------------------------------------------------------------
            Transportation--13.9%
            Metropolitan Washington DC Airport Auth. System:
      960M     Series "B" 5.1% 10/1/2021                                                                   1,016,400
      500M     Series "B" 5 1/8% 10/1/2022                                                                   526,250
    1,585M  Norfolk Airport Auth. 5 3/8% 7/1/2015                                                          1,761,331
            Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
    1,150M      8.21% 7/1/2020                                                                             1,345,500
      750M      8.21% 7/1/2022                                                                               855,938
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,505,419
--------------------------------------------------------------------------------------------------------------------
            Utilities--15.8%
    1,165M  Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                                     1,384,894
    1,000M  Norfolk Water Rev. 5 7/8% 11/1/2015                                                            1,061,240
      500M  Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                                      545,000
            Puerto Rico Electric Power Authority:
    1,000M       5 3/8%  7/1/2017                                                                          1,122,500
    1,000M       Series "II" 5 1/4%  7/1/2022                                                              1,078,750
    1,000M  Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                                 1,072,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           6,264,884
--------------------------------------------------------------------------------------------------------------------
            Other Revenue--27.2%
    1,000M  Dinwiddle Cnty. Indl. Dev. Auth. Lease Rev. 5% 2/15/2024 (when-issued)                         1,038,750
    1,000M  Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                           1,088,750
    1,000M  Hampton Convention Center Rev. 5 1/4% 1/15/2016                                                1,120,000
      500M  Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                             566,250
    1,000M  Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                                   1,065,000
    1,000M  Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2017                                     1,163,750
    1,000M  Richmond Redev. & Housing Auth. (Old Manchester Projs.)
                6.8% 3/1/2005*                                                                             1,041,750
      445M  Riverside Regional Jail Auth. Facs. Rev. 5 7/8% 7/1/2005*                                        467,975
            Southwest Regional Jail Authority Revenue:
    1,000M      5 1/8% 9/1/2021                                                                            1,066,250
    1,020M      5 1/8% 9/1/2022                                                                            1,081,200
    1,010M  Virginia State Res. Auth. Infrastructure Rev. Series "B"
                5 1/2% 5/1/2018                                                                            1,121,100
--------------------------------------------------------------------------------------------------------------------
                                                                                                          10,820,775
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,631,606)                                      99.5%              39,510,156
Other Assets, Less Liabilities                                                           .5                  203,146
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%             $39,713,302
====================================================================================================================

                                                                          Expiration     Notional         Unrealized
Interest Rate Swap                                                              Date       Amount       Depreciation
--------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
   the BMA Index and pay quarterly a fixed
   rate equal to 4.037% with Citibank, N.A.                                7/30/2014      $4,100M          $(156,463)
====================================================================================================================

At September 30, 2004, the cost of municipal investments for federal income tax purposes was
$36,631,606. The gross unrealized appreciation and depreciation on securities was $2,881,460 and $2,910, respectively, with a net unrealized appreciation of $2,878,550.


FOOTNOTES

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at September 30, 2004.

 *** Inverse floating rate securities ("floaters") are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, a floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for floaters may be limited and they may be illiquid. The market value of floaters generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on floaters may be significantly reduced, even to zero, if interest rates rise. The interest rate is reset weekly by the issuer. The interest rates shown are the rates in effect at September 30, 2004.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

   Summary of Abbreviations:

     AMBAC  American Municipal Bond Assurance Corporation
     CO     Corporate Obligor
     COP    Certificate of Participation
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     LOC    Letter of Credit
     MBIA   Municipal Bond Investors Assurance Insurance Corporation
     VR     Variable Rate Securities


Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors Insured Tax Exempt Fund II
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 26, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 26, 2004